                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6511

                   (Investment Company Act File Number)

                    Regions Morgan Keegan Select Funds
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                              (412) 288-1900
                      (Registrant's Telephone Number)

                      Gail Jones, Assistant Secretary
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

[Logo of Regions Morgan Keegan Select Funds]

Combined Annual Report

Dated November 30, 2003

Management's Discussion of Fund Performance

Regions Morgan Keegan Select Limited Maturity Government Fund

2003 was the year of the "junk bond." Euphemistically referred to as "high yield" corporate securities, junk bonds were the best performers in the bond markets in 2003. However, the Regions Morgan Keegan Select Limited Maturity Government Fund has a maximum 20% allocation in non-government securities, and the investment adviser does not purchase non-investment grade securities for the Fund.

The investment adviser created the Fund for risk-averse, short-term investors looking for a little more yield than a money market fund but not willing to tack on significant interest rate and credit risks.1 In essence, the very nature of the Fund hurt relative performance compared to benchmarks and peer groups that invest in riskier, longer-term securities.

For the 12-month reporting period ended November 30, 2003, the Fund's Class A Shares had a total return of 1.14%,2 based on net asset value, which was competitive with other high-quality funds of its type, as the disparity of returns on "short" funds was very tight this year due to low interest rates. Compared to money market securities, the fund offered a higher total rate of return on a relative basis. To that end, the Fund had a duration of approximately 18 months through the majority of 2003.3

As always, we appreciate your support of the Limited Maturity Government Fund and we look forward to serving your investment needs in 2004.

Regions Morgan Keegan Select Fixed Income Fund

2003 was the year of the "junk bond." Euphemistically referred to as "high yield" corporate securities, junk bonds were the best performers in the bond markets in 2003. To that end, the Merrill Lynch High Yield Master Index4 had a 27% total return over the 12-month reporting period ended November 30, 2003. In comparison, the U.S. Treasury, 1-10 Year Index5 was up only 3.17% over the same time period. In other words, the higher the quality of the bond portfolio, the lower the rate of the return. It was 2002 in reverse.

1 Unlike money market funds, which seek to maintain a $1.00 share price, the fund's share price fluctuates in value.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Class A Shares have a 4.50% maximum front-end sales charge for the Limited Maturity Fund and Fixed Income Fund, and a 5.50% maximum front-end sales charge for the Balanced Fund, Strategic Equity Fund, Value Fund, Growth Fund and Aggressive Growth Fund. A 5.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within six years of their purchase. Class C Shares involve a 1.00% front-end sales charge and a 1.00% maximum contingent deferred sales charge applied to shares redeemed within 18 months of their purchase.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 The Merrill Lynch High Yield Master Index is an unmanaged index comprised of publicly placed, non-convertible, coupon bearing domestic debt. Issues in the index are less than investment grade as rated by Standard & Poor's Ratings Group or Moody's Investors Service, and must not be in default. Issues have a term to maturity of at least one year. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

5 The U.S. Treasury 1-10 Year Index consists of obligations issued by the U.S. Government with maturities of 1-10 years.

For the 12-month reporting period, the Regions Morgan Keegan Select Fixed Income Fund's Class A Shares had a total return of 3.16%,2 based on net asset value, which was competitive with other high-quality funds of its type. However, the Fund is also compared against other, riskier, funds, that invest in junk securities, and the relative performance of the Fund appeared to lag the market and its benchmark, the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+),6 which returned 4.31%.

However, we maintain an extremely high credit quality in this Fund which provides liquidity, and generated a competitive rate of return. It will underperform junk bonds and funds that invest in junk bonds during years those types of securities outperform the Treasury market by 20%+. It will outperform the broad market in years when high-quality securities outperform, or at least perform in line with riskier securities. Unfortunately, for the Fund, 2003 was a historic year for non-investment grade securities.

As always, we appreciate your support of the Fixed Income Fund and we look forward to serving your investment needs in 2004.

Regions Morgan Keegan Select Balanced Fund

On June 30, 2003, Morningstar ®7 started rating "balanced" funds as either "Conservative Allocation" or "Moderate Allocation" to more accurately reflect the underlying risk of a particular fund. Due to its parameters and the investment discipline the Adviser employs, the Regions Morgan Keegan Select Balanced Fund screened out as "Conservative Allocation." This should smooth out the relative performance of the Fund in the future as it is compared to other similarly managed funds, because not all balanced funds are managed in the same manner. However, since the categories are new, it will take a couple of quarters in order to produce some meaningful comparisons.

With that said, the Fund spent much of the year close to its internal maximum 60% equity allocation. The bond portion of the Fund was kept relatively short in terms of duration with an emphasis on high-quality names. In other words, the Fund was positioned to make as much money as possible given the nature of the Fund and the investment discipline of the Adviser. For the 12-month reporting period ended November 30, 2003, the Fund's Class A Shares had a total return of 6.92%,2 based on net asset value.

At November 30, the Fund was 47.8% invested in equity securities, 31.5% in fixed income securities, 18.8% in mutual funds and roughly 1.9% in liquidity. In essence, regardless of how Morningstar categorizes the Fund, the Adviser will adhere to its investment discipline.

In closing, we would like to add that we are certainly happy to have produced a positive return in 2003, and we look forward to serving your investment needs in 2004.

Regions Morgan Keegan Select Strategic Equity Fund

For the 12-month reporting period ended November 30, 2003, the Regions Morgan Keegan Select Strategic Equity Fund's Class A Shares returned 12.70%2 , based on net asset value, versus 15.09% for the Standard & Poor's 500 Index (S&P 500),8 during its first full year of operations. During the year, the Fund's market value declined from $68.7 million to $60.7 million, or a decline of 11.7%. This decline in total market value included the 12.70% Fund return.

6 ML1-10GCA+ is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 years rated "A" or better. Investments cannot be made in an index.

7 ©2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

8 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

The Fund focused on high quality, large cap stocks during the year. These stocks did not perform as well as the smaller cap stocks. In addition, the Fund had an underweighted position in Technology stocks which reduced the Fund's results as compared to the S&P 500.

In closing, we would like to add that we are certainly happy to have produced a positive return in 2003 and we look forward to serving your investment needs in 2004.

Regions Morgan Keegan Select Value Fund

In all, 2003 was a welcome year for equity investors. After three straight years of negative performance, the bear market thankfully took a break, and 2003 produced positive returns for equity investors. For the 12-month reporting period ended November 30, 2003, the Regions Morgan Keegan Select Value Fund's Class A Shares had a total return of 8.12%,2 based on net asset value. The return for the Standard & Poor's 500/Barra Value Index (S&P 500/BV) was 17.66%.9

Although the Fund produced a positive return, the Fund suffered in relative performance due to its bias towards large-cap and high-quality companies. While the Fund focused its investments in issues of higher quality large-cap stocks, the stocks that gave the strongest performance during the year were the smaller and lower quality issues. This can be seen in the return of the NASDAQ Composite Index, 33.24%,10 and Russell 2000 Index, 36.31%,11 which are partly composed of some of the lower-quality and smaller-cap stocks.

In closing, we would like to add that we are certainly happy to have produced a positive return in 2003 and we look forward to serving your investment needs in 2004.

Regions Morgan Keegan Select Growth Fund

After a three-year bear market, stocks rallied nicely in 2003. As usually happens in the early stages of a market recovery, the lower-quality, small-cap and mid-cap stocks showed returns greater than the S&P 5008 , and this year was no exception. In a market not conducive for growth funds, the Regions Morgan Keegan Select Growth Fund's Class A Shares performed well with a 15.43%2 total return, based on net asset value, compared to the S&P 500's 15.09% return. The S&P 500/Barra Growth Index, a secondary index used for market comparison, returned 12.64%.12

The Fund benefited from an overweighted position in Technology and Consumer Discretionary stocks. Consumer Staples and Healthcare stocks generally performed significantly below the S&P 500 which reduced the Fund's results. However several stocks--Cisco, EMC, Intel and International Game Technology--provided substantial returns for the Fund.

However, some stocks within this year's weaker performing sectors appear to offer decent value. Growth stocks have underperformed value stocks by about five percentage points in 2003, and some rotation to growth stocks, and away from value stocks, might have helped the Fund compared to the S&P 500.

In closing, we would like to add that we are certainly happy to have produced a positive return in 2003 and we look forward to serving your investment needs in 2004.

9 The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios. The index consists of approximatley half of the S&P 500 on a market capitalization basis. The index is unmanaged and investments cannot be made in an index.

10 The Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. Investments cannot be made in an index.

11 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

12 The S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Regions Morgan Keegan Select Aggressive Growth Fund

After a three-year bear market, stocks rallied nicely in 2003. As usually happens in the early stages of a market recovery, the lower-quality, small-cap and mid-cap stocks showed returns greater than the S&P 5008 , and this year was no exception. For the 12-month reporting period ended November 30, 2003, the Regions Morgan Keegan Select Aggressive Growth Fund's Class A Shares had a total return of 29.19%,2 based on net asset value. In achieving this return, the Fund managed to show a return greater than the S&P 500's 15.09% return and the S&P MidCap 400/Barra Growth Index's 25.44%.13 This will be the fourth consecutive year of favorable comparison with our peers.

During the year, the Fund benefited from sector weightings, stock selection, and being mostly fully invested. A few stocks--Frontier Airlines, International Game Technology, E*TRADE Financial, Chico's and Sepracor--provided the large individual returns. As the year ended, we realized some gains and added to our cash position.

In closing, we would like to add that we are certainly happy to have produced a positive return in 2003, and we look forward to serving your investment needs in 2004.

13 The S&P MidCap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. The index is unmanaged and investments cannot be made in an index.

Regions Morgan Keegan Select
Limited Maturity Government Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2003, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC)2,3 and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).2,3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

(3.45)%
5 Years

3.63%
Start of Performance (5/20/1998)

3.93%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001 a maximum sales charge of 4.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC and ML1-3T have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Fund's Adviser has elected to change the benchmark index from the ML1-3GC to the ML1-3T because it is more reflective of the Fund's current investment strategy.

3 The ML1-3GC and ML1-3T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-3GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. ML1-3T is an unmanaged index trading short-term government securities with maturities between 1 and 2.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select
Limited Maturity Government Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class B Shares (the "Fund") from December 12, 1993 (start of performance) to November 30, 2003, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC) 2,3 and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T). 2,3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

(4.02)%
5 Years

3.98%
Start of Performance (12/12/1993)

4.71%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC and ML1-3T have been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The Fund's Adviser has elected to change the benchmark index From the ML1-3GC to the ML1-3T because it is more reflective of the Fund's current investment strategy.

3 The ML1-3GC and ML1-3T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-3GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. ML1-3T is an unmanaged index trading short-term government securities with maturities between 1 and 2.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select
Limited Maturity Government Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class C Shares (the "Fund") from December 14, 2001 (start of performance) to November 30, 2003, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC)2,3 and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T).2,3

AVERAGE TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

(1.55)%
Start of Performance (12/14/2001)

1.49%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC and ML1-3T have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Fund's Adviser has elected to change the benchmark index From the ML1-3GC to the ML1-3T because it is more reflective of the Fund's current investment strategy.

3 The ML1-3GC and ML1-3T are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-3GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. ML1-3T is an unmanaged index trading short-term government securities with maturities between 1 and 2.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Fixed Income Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2003 compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC)2,3 and the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+).2,3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

(1.45)%
5 Years
4.78%
Start of Performance (5/20/1998)
5.20%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 4.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC and ML1-10GCA+ have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund's Adviser has elected to change the benchmark index from the ML1-10GC to the ML1-10GCA+ because it is more reflective of the Fund's current investment strategy.

3 The ML1-10GC and ML1-10GCA+ are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-10GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Fixed Income Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class B Shares (the "Fund") from November 30, 1993 to November 30, 2003 compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC)2,3 and the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+).2,3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

(2.11)%
5 Years

5.14%
10 Years

5.61%
Start of Performance (4/20/1992)

6.32%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC and ML1-10GCA+ have been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The Fund's Adviser has elected to change the benchmark index from the ML1-10GC to the ML1-10GCA+ because it is more reflective of the Fund's current investment strategy.

3 The ML1-10GC and ML1-10GCA+ are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-10GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Fixed Income Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class C Shares (the "Fund") from December 3, 2001 (start of performance) to November 30, 2003 compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC)2,3 and the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+).2,3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

0.41%
Start of Performance (12/3/2001)
3.74%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC and ML1-10GCA+ have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Fund's Adviser has elected to change the benchmark index from the ML1-10GC to the ML1-10GCA+ because it is more reflective of the Fund's current investment strategy.

3 The ML1-10GC and ML1-10GCA+ are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. ML1-10GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 years. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Balanced Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Balanced Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

1.04%
5 Years
0.37%
Start of Performance (5/20/1998)
1.54%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500, and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500/ML1-10GC, S&P 500, and LBGCT are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2003, as indicated in the Fund's financial statements, was 47.8% in equities, 31.5% in fixed income securities, 18.8% in mutual funds and the remainder in short-term liquid investments. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. Government or its agencies; corporate bonds guaranteed by the U.S. Government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Balanced Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Balanced Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

1.55%
5 Years
0.86%
Start of Performance (12/19/1994)
7.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500, and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500/ML1-10GC, S&P 500, and LBGCT are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2003, as indicated in the Fund's financial statements, was 47.8% in equities, 31.5% in fixed income securities, 18.8% in mutual funds and the remainder in short-term liquid investments. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. Government or its agencies; corporate bonds guaranteed by the U.S. Government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Balanced Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Balanced Fund--Class C Shares (the "Fund") from January 14, 2002 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

4.03%
Start of Performance (1/14/2002)
(0.31)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% applicable at the Fund's inception ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/ML1-10GC, S&P 500, and LBGCT have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500/ML1-10GC, S&P 500, and LBGCT are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2003, as indicated in the Fund's financial statements, was 47.8% in equities, 31.5% in fixed income securities, 18.8% in mutual funds and the remainder in short-term liquid investments. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. Government or its agencies; corporate bonds guaranteed by the U.S. Government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Strategic Equity Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Strategic Equity Fund--Class A Shares (the "Fund") from December 9, 2002 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500 Index (S&P 500),2 Standard & Poor's Midcap 400/Barra Value Index (S&P MC 400/BV),2 and Russell MidCap® Value Index (RMCV).2

CUMULATIVE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
Start of Performance (12/09/2002)

6.52%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund after deducting the maximum front-end sales charge of 5.50% ($25,000 investment minus $1,375 sales charge = $23,625). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BV and RMCV have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500, S&P MC 400/BV and RMCV are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. S&P MC 400/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's Midcap 400 Index (S&P MC 400) having the lowest price to book ratios. The index consists of approximately half of the S&P MC 400 on a market capitalization basis. RMCV measures the performance of those Russell Midcap companies with lower price to book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Strategic Equity Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Strategic Equity Fund--Class B Shares (the "Fund") from December 9, 2002 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500 Index (S&P 500),2 Standard & Poor's Midcap 400/Barra Value Index (S&P MC 400/BV),2 and Russell MidCap® Value Index (RMCV).2

CUMULATIVE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
Start of Performance (12/09/2002)

7.50%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects the maximum contingent deferred sales charge of 5.00% on any redemptions less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BV and RMCV have been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The S&P 500, S&P MC 400/BV and RMCV are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. S&P MC 400/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's Midcap 400 Index (S&P MC 400) having the lowest price to book ratios. The index consists of approximately half of the S&P MC 400 on a market capitalization basis. RMCV measures the performance of those Russell Midcap companies with lower price to book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Strategic Equity Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Strategic Equity Fund--Class C Shares (the "Fund") from December 9, 2002 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500 Index (S&P 500),2 Standard & Poor's Midcap 400/Barra Value Index (S&P MC 400/BV),2 and Russell MidCap® Value Index (RMCV).2

CUMULATIVE TOTAL RETURN3 FOR THE PERIOD ENDED NOVEMBER 30, 2003
Start of Performance (12/09/2002)

10.40%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BV and RMCV have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500, S&P MC 400/BV and RMCV are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. S&P MC 400/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's Midcap 400 Index (S&P MC 400) having the lowest price to book ratios. The index consists of approximately half of the S&P MC 400 on a market capitalization basis. RMCV measures the performance of those Russell Midcap companies with lower price to book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Value Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Value Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

2.18%
5 Years

(2.30)%
Start of Performance (5/20/1998)

(1.99)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001 a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500/BV is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Value Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Value Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

2.81%
5 Years

(1.78)%
Start of Performance (12/19/1994)

7.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500/BV is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Value Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Value Fund--Class C Shares (the "Fund") from February 21, 2002 (start of performance) to November 30, 2003, compared to the Standard and Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

5.52%
Start of Performance (2/21/2002)

(1.66)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500/BV is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Growth Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Growth Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2003 compared to the S&P 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

9.06%
5 Years
(3.92)%
Start of Performance (5/20/1998)
(1.42)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Growth Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Growth Fund--Class B Shares (the "Fund") from November 30, 1993 to November 30, 2003 compared to the S&P 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

10.04%
5 Years
(3.43)%
10 Years
8.36%
Start of Performance (4/20/1992)
8.07%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum front-end sales charge of 2.00% applicable at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the front-end sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select Growth Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Growth Fund--Class C Shares (the "Fund") from January 7, 2002 (start of performance) to November 30, 2003 compared to the S&P 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

12.47%
Start of Performance (1/7/2002)
(3.05)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% applicable at the Fund's inception ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select
Aggressive Growth Fund - Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class A Shares (the "Fund") from July 10, 2000 (start of performance) to November 30, 2003 compared to the S&P 500 Index (S&P 500), the S&P Midcap 400/Barra Growth Index (S&P MC 400/BG), and the Lipper Mid-Cap Growth Funds Index (LMGFI).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

22.06%
Start of Performance (7/10/2000)
2.20%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. Effective December 1, 2001, a maximum sales charge of 5.50% was imposed on all new purchases. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LBGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, S&P MC 400/BG and LMGFI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select
Aggressive Growth Fund - Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class B Shares (the "Fund") from November 30, 19932 to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGFI).3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

23.79%
5 Years
19.38%
10 Years
16.64%
Start of Performance (6/30/1993)
15.87%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 3.00% on any redemption less than one year from the purchase date. Effective December 1, 2001, the Fund increased the maximum contingent deferred sales charge to 5.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund's Class B Shares are the successor to a collective Trust Fund. The quoted performance data includes performance of the Collective Trust Fund for the period from 6/30/93 to 3/15/99 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P 500, S&P MC 400/BG and LMGFI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Regions Morgan Keegan Select
Aggressive Growth Fund - Class C Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class C Shares (the "Fund") from January 7, 2002 (start of performance) to November 30, 2003 compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG), and the Lipper Mid-Cap Growth Funds Index (LMGFI).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2003
1 Year

26.00%
Start of Performance (1/7/2002)
4.71%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% at the Fund's inception ($10,000 investment minus $100 sales charge = $9,900). The ending value reflects a 1.00% contingent deferred sales charge on any redemptions less than 18 months from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500, the S&P MC 400/BG and the LMGFI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. The indexes are unmanaged.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Treasury Money Market Fund

Portfolio of Investments

November 30, 2003
Principal Amount			Value
U.S. Treasury Obligations - 96.3%
		U.S. Treasury Bills - 91.5%
$65,000,000	(1,2)	United States Treasury Bills, 1.000% 12/4/2003	$64,994,973
35,000,000	(1,2)	United States Treasury Bills, 1.000% 12/11/2003	34,991,444
50,000,000	(1,2)	United States Treasury Bills, 1.000% 12/18/2003	49,978,042
75,000,000	(1,2)	United States Treasury Bills, 1.000% 12/26/2003	74,951,736
85,000,000	(1,2)	United States Treasury Bills, 1.000% 1/2/2004	84,930,267
15,000,000	(1,2)	United States Treasury Bills, 1.000% 1/8/2004	14,984,404
45,000,000	(1)	United States Treasury Bills, 1.000% 1/15/2004	44,947,375
70,000,000	(1,2)	United States Treasury Bills, 1.000% 1/22/2004	69,905,894
55,000,000	(1)	United States Treasury Bills, 1.000% 1/29/2004	54,915,720
50,000,000	(1)	United States Treasury Bills, 1.000% 2/5/2004	49,914,567
45,000,000	(1,2)	United States Treasury Bills, 1.000% 2/12/2004	44,917,368
40,000,000	(1)	United States Treasury Bills, 1.000% 2/19/2004	39,918,778
55,000,000	(1,2)	United States Treasury Bills, 1.000% 2/26/2004	54,877,052
25,000,000	(1,2)	United States Treasury Bills, 1.000% 3/4/2004	24,938,965
35,000,000	(1,2)	United States Treasury Bills, 1.000% 4/1/2004	34,883,761
15,000,000	(1)	United States Treasury Bills, 1.000% 4/15/2004	14,946,733

		Total U.S. Treasury Bills	758,997,079

		U.S. Treasury Notes - 4.8%
40,000,000	(1)	3.000%, 2/29/2004	40,198,070

		Total U.S. Treasury Obligations (at amortized cost)	799,195,149

Shares or Principal Amount			Value
Mutual Funds - 4.3%
11,545,550	(3)	U.S. Treasury Cash Reserves	$11,545,550
7,814,844		Goldman Sachs Fund Square Trust	7,814,844
16,343,463		Provident Institutional Federal Security Portfolio	16,343,463

		Total Mutual Funds (at net asset value)	35,703,857

Repurchase Agreement - 26.4%
$195,823,766		Repurchase agreement with CS First Boston Corp., dated 11/28/2003 due 12/1/2003 at 1.06%, collateralized by a U.S. Treasury Obligation with maturity of 11/15/2021 (repurchase proceeds $195,841,064) (held as collateral for securities lending)	195,823,766
23,391,669		Repurchase agreement with Deutsche Bank Securities Inc., dated 11/28/2003 due 12/1/2003 at 1.03%, collateralized by U.S. Treasury Obligations with maturities to 11/15/2013 (repurchase proceeds/ $23,393,677) (held as collateral for securities lending)	23,391,669

		Total Repurchase Agreements (at amortized cost)	219,215,435

		Total Investments - 127.0% (at amortized cost)(4)	1,054,114,441

		Other Assets and Liabilities - Net - (27.0)%	(224,354,802)

		Total Net Assets - 100%	$829,759,639

(1) Yield at date of purchase.

(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(3) Affiliated company.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Government Money Market Fund

Portfolio of Investments

November 30, 2003
Principal Amount			Value
U.S. Government Agencies - 63.0%
		Federal Home Loan Bank - 3.0%(3)
$2,000,000	(1)	1.020%, 7/16/2004	$2,000,000

		Federal Home Loan Mortgage Corporation, Discount Notes - 11.8%(3)
8,000,000	(1)	1.000%, 12/4/2003- 3/19/2004	7,990,229

		Federal National Mortgage Association, Discount Notes - 48.2%(3)
32,650,000	(1)	1.000%-1.400%, 12/10/2003-9/21/2004	32,596,146

		Total U.S. Government Agencies	42,586,375

Repurchase Agreements - 24.6%
$5,102,405		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.000%, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2010 (repurchase proceeds $5,102,830)	$5,102,405
11,500,000		Repurchase agreement with GX Clarke & Co., dated 11/28/2003 due 12/1/2003 at 1.000%, collateralized by a U.S. Treasury Obligation with maturity of 2/29/2004 (repurchase proceeds $11,500,958)	11,500,000

		Total Repurchase Agreements	16,602,405

		Total Investments - 87.6% (at amortized cost)(2)	59,188,780

		Other Assets and Liabilities - Net - 12.4%	8,389,295

		Total Net Assets - 100%	$67,578,075

(1) Yield at date of purchase.

(2) Also represents cost for federal tax purposes.

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund

Portfolio of Investments

November 30, 2003
Principal Amount			Value
Corporate Bonds - 12.8%
		Capital Markets - 2.2%
$2,000,000		Merrill Lynch & Co., Inc., 4.540%, 3/8/2005	$2,060,080
2,000,000		Morgan Stanley, 5.625%, 1/20/2004	2,012,740

		Total	4,072,820

		Commercial Banks - 1.2%
2,000,000		Bank of America Corp., 5.250%, 2/1/2007	2,127,880

		Computers & Peripherals - 1.4%
2,500,000		International Business Machines Corp., 4.875%, 10/1/2006	2,636,625

		Diversified Financial Services - 5.7%
2,000,000		Citigroup, Inc., 5.700%, 2/6/2004	2,016,460
2,000,000	(1)	General Electric Capital Corp., 2.850%, 1/30/2006	2,015,800
2,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	2,137,060
2,000,000		International Lease Finance Corp., 4.375%, 12/15/2005	2,082,120
2,000,000		J.P. Morgan & Co., Inc., 5.750%, 2/25/2004	2,021,740

		Total	10,273,180

		Household Products - 1.2%
2,000,000		Procter & Gamble Co., 6.600%, 12/15/2004	2,103,680

		Oil & Gas - 1.1%
2,000,000		ChevronTexaco Corp., 6.625%, 10/1/2004	2,085,160

		Total Corporate Bonds (identified cost $22,233,281)	23,299,345

Government Agencies - 53.4%
		Federal Home Loan Banks - 15.7%(3)
$5,000,000	(1)	3.250%, 8/15/2005	$5,103,600
4,000,000		3.375%, 7/21/2008	3,920,000
3,000,000	(1)	4.000%, 2/15/2005	3,083,040
3,500,000		4.125%, 5/13/2005	3,615,710
3,500,000		4.375%, 2/15/2005	3,612,455
3,000,000		4.625%, 8/13/2004	3,069,330
4,000,000		4.875%, 5/14/2004	4,067,440
2,000,000		5.375%, 1/5/2004	2,008,520

		Total	28,480,095

		Federal Home Loan Mortgage Corporation - 13.7%(3)
2,500,000	(1)	3.625%, 9/15/2008	2,498,250
5,000,000		3.650%, 1/23/2008	5,028,400
5,000,000		3.750%, 4/15/2004	5,048,550
5,000,000		3.875%, 2/15/2005	5,130,950
5,000,000		4.500%, 10/27/2008	5,068,250
2,000,000		4.560%, 7/18/2007	2,082,420

		Total	24,856,820

		Federal National Mortgage Association - 24.0%(3)
4,000,000		2.150%, 7/28/2006	3,913,040
4,000,000	(1)	2.500%, 6/15/2008	3,831,880
5,000,000	(1)	2.875%, 10/15/2005	5,069,900
3,000,000		2.950%, 12/6/2005	3,030,240
4,000,000	(1)	4.375%, 10/15/2006	4,178,240
3,000,000		4.450%, 5/3/2005	3,038,340
3,000,000		4.750%, 3/15/2004	3,031,680
4,000,000		5.125%, 2/13/2004	4,032,640
5,000,000		5.150%, 5/3/2007	5,204,950
4,000,000		5.500%, 7/18/2012	4,092,400
4,000,000		6.500%, 8/15/2004	4,145,600

		Total	43,568,910

		Total Government Agencies (identified cost $96,400,404)	96,905,825

U.S. Treasury - 31.1%
		U.S. Treasury Notes - 31.1%
$7,000,000	(1)	2.375%, 8/15/2006	$6,996,710
4,000,000		2.625%, 11/15/2006	4,011,240
4,500,000	(1)	2.625%, 5/15/2008	4,398,030
4,000,000	(1)	3.000%, 11/15/2007	4,006,240
2,500,000	(1)	3.125%, 9/15/2008	2,480,850
5,000,000		3.250%, 5/31/2004	5,053,500
6,000,000	(1)	3.250%, 8/15/2007	6,080,640
5,000,000	(1)	3.375%, 11/15/2008	5,007,050
5,000,000	(1)	3.500%, 11/15/2006	5,140,600
5,000,000		3.625%, 3/31/2004	5,043,150
4,000,000	(1)	5.250%, 5/15/2004	4,075,800
4,000,000		6.000%, 8/15/2004	4,133,440

		Total U.S. Treasury (identified cost $56,569,276)	56,427,250

Shares or Principal Amount			Value
Mutual Fund - 25.3%
46,002,570		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $46,002,570)	$46,002,570

Repurchase Agreement - 2.3%
$4,090,592		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.000%, collateralized by a U.S. Treasury Obligation with maturity of 02/15/2010 (repurchase proceeds $4,090,933) (cost of $4,090,592)	4,090,592

		Total Investments - 124.9% (identified cost $225,296,123)(2)	226,725,582

		Other Assets and Liabilities - Net - (24.9)%	(45,177,389)

		Total Net Assets - 100%	$181,548,193

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The cost of investments for federal tax purposes amounts to $225,630,259.

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund

Portfolio of Investments

November 30, 2003
Principal Amount			Value
Corporate Bonds - 30.0%
		Consumer Discretionary - 0.9%
		Media - 0.9%
$3,000,000		Washington Post Co., Note, 5.50%, 2/15/2009	$3,227,040

		Consumer Staples - 3.5%
		Food Products - 2.5%
3,000,000	(1)	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,326,850
5,000,000		Sara Lee Corp., Note, 5.95%, 1/20/2005	5,230,700

		Total	8,557,550

		Personal Products - 1.0%
3,000,000		Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,322,380

		Total Consumer Staples	11,879,930

		Energy - 2.9%
		Oil & Gas - 2.9%
2,000,000		Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,206,340
4,500,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	4,680,270
3,000,000		ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,127,740

		Total Energy	10,014,350

		Financials - 18.9%
		Capital Markets - 5.7%
5,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	5,518,400
4,000,000		Merrill Lynch & Co., Inc., Note, 2.94%, 1/30/2006	4,019,000
3,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 4.54%, 3/8/2005	3,090,120
5,000,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	5,054,700
2,000,000		Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	2,012,740

		Total	19,694,960

Corporate Bonds - Continued
		Financials - Continued
		Commercial Banks - 2.1%
$3,000,000		Bank of America Corp., 3.875%, 1/15/2008	$3,036,840
4,000,000	(1)	Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,305,840

		Total	7,342,680

		Consumer Finance - 4.2%
5,000,000	(1)	American General Finance Corp., Note, Series MTN, 4.625%, 9/1/2010	5,012,950
5,000,000	(1)	Household Finance Corp., Note, 4.625%, 1/15/2008	5,168,000
1,000,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	1,076,020
3,000,000	(1)	Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	3,214,020

		Total	14,470,990

		Diversified Financial Services - 6.9%
5,000,000		Citigroup, Inc., Note, 3.50%, 2/1/2008	4,984,350
4,000,000	(1)	Citigroup, Inc., Note, 4.125%, 6/30/2005	4,133,880
5,000,000	(1)	General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	5,143,300
6,000,000	(1)	General Electric Capital Corp., Note, Series MTNA, 5.375%, 3/15/2007	6,411,180
3,000,000	(1)	International Lease Finance Corp., Note, 5.625%, 6/1/2007	3,200,790

		Total	23,873,500

		Total Financials	65,382,130

		Industrials - 1.6%
		Electrical Equipment - 1.6%
5,000,000		Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	5,464,150

Corporate Bonds - Continued
		Information Technology - 1.1%
		Computers & Peripherals - 1.1%
$3,500,000		International Business Machines Corp., 4.875%, 10/1/2006	$3,691,275

		Telecommunication Services - 1.1%
		Diversified Telecommunication Services - 1.1%
4,000,000		Verizon Global Funding, Note, 4.375%, 6/1/2013	3,738,240

		Total Corporate Bonds (identified cost $99,115,382)	103,397,115

Government Agencies - 39.5%
		Federal Farm Credit System - 3.1%(3)
3,000,000		5.25%, 12/28/2005	3,183,270
5,000,000		5.79%, 3/15/2006	5,372,550
2,000,000		6.50%, 9/29/2006	2,203,760

		Total	10,759,580

		Federal Home Loan Bank - 13.9%(3)
5,000,000	(1)	3.375%, 2/15/2008	4,995,150
2,500,000		4.125%, 5/13/2005	2,582,650
5,000,000		5.25%, 2/13/2004	5,042,050
5,000,000		5.375%, 2/15/2006	5,324,000
2,000,000		5.615%, 3/1/2006	2,138,960
5,000,000		5.80%, 3/30/2009	5,470,350
3,000,000		5.875%, 11/15/2007	3,286,200
2,000,000		5.875%, 2/15/2011	2,192,280
1,500,000		5.985%, 4/15/2013	1,644,196
2,005,000		6.375%, 8/15/2006	2,195,936
5,000,000		6.50%, 11/15/2006	5,518,100
7,000,000		7.125%, 2/15/2005	7,453,600

		Total	47,843,472

		Federal Home Loan Mortgage Corporation - 11.5%(3)
5,000,000	(1)	3.625%, 9/15/2008	4,996,500
5,000,000		3.65%, 1/23/2008	5,028,400
3,000,000	(1)	4.50%, 1/15/2013	2,966,070
4,000,000		4.56%, 7/18/2007	4,164,840
4,000,000		5.75%, 4/15/2008	4,366,880
Government Agencies - Continued
		Federal Home Loan Mortgage Corporation - Continued
$4,000,000	(1)	5.75%, 3/15/2009	$4,364,120
5,000,000		5.75%, 4/29/2009	5,083,400
1,750,000		6.00%, 6/15/2011	1,927,206
4,000,000		6.625%, 9/15/2009	4,541,600
2,000,000		7.00%, 7/15/2005	2,160,220

		Total	39,599,236

		Federal National Mortgage Association - 11.0%(3)
4,000,000	(1)	4.75%, 3/15/2004	4,042,240
4,000,000	(1)	4.375%, 9/15/2012	3,927,680
6,000,000	(1)	5.00%, 1/15/2007	6,373,200
5,000,000		5.01%, 2/14/2007	5,174,600
3,000,000	(1)	5.25%, 4/15/2007	3,212,700
2,000,000		5.38%, 10/2/2013	2,090,920
4,000,000		6.00%, 5/15/2008	4,407,440
4,000,000	(1)	6.00%, 1/18/2012	4,152,040
4,000,000	(1)	6.625%, 9/15/2009	4,541,600

		Total	37,922,420

		Total Government Agencies (identified cost $129,323,669)	136,124,708

Mortgage Backed Securities - 11.4%
		Government National Mortgage Association - 11.4%
4,840,601		5.00%, 7/15/2018	4,928,313
5,000,000		5.00%, 11/15/2018	5,090,600
1,420,269		5.00%, 12/15/2032	1,410,952
3,461,683		5.50%, 2/15/2018	3,595,823
3,316,640		5.50%, 3/1/2018	3,445,160
1,697,387		5.50%, 12/15/2032	1,719,656
4,092,353		5.50%, 12/15/2032	4,146,045
4,546,574		5.50%, 1/15/2033	4,606,224
2,647,040		6.00%, 12/15/2032	2,741,327
2,216,092		6.50%, 6/15/2031	2,335,206
5,000,000		6.50%, 9/15/2032	5,257,800

		Total	39,277,106

		Total Mortgage Backed Securities (identified cost $39,400,925)	39,277,106

Principal Amount or Shares			Value
U.S. Treasury - 17.6%
		U.S Treasury Bond - 0.3%
$1,000,000	(1)	7.25%, 5/15/2004	$1,028,010

		U.S Treasury Notes - 17.3%
5,000,000	(1)	2.625%, 5/15/2008	4,886,700
5,000,000	(1)	3.125%, 9/15/2008	4,961,700
4,000,000	(1)	3.375%, 11/15/2008	4,005,640
4,000,000	(1)	3.625%, 5/15/2013	3,834,360
4,000,000	(1)	3.875%, 2/15/2013	3,890,000
6,000,000	(1)	4.25%, 8/15/2013	5,973,720
4,000,000		4.75%, 2/15/2004	4,030,800
2,250,000		5.875%, 2/15/2004	2,272,590
2,000,000	(1)	5.875%, 11/15/2005	2,149,380
5,000,000		6.00%, 8/15/2004	5,166,800
5,000,000	(1)	6.50%, 5/15/2005	5,348,450
6,000,000	(1)	6.50%, 10/15/2006	6,665,640
1,500,000	(1)	6.625%, 5/15/2007	1,691,250
2,000,000	(1)	7.50%, 2/15/2005	2,143,120
2,500,000		7.875%, 11/15/2004	2,652,550

		Total	59,672,700

		Total U.S. Treasury (identified cost $59,635,100)	60,700,710

Mutual Fund - 17.9%
61,716,708		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $61,716,708)	61,716,708
Principal Amount			Value
Repurchase Agreements - 6.6%
$2,677,719		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.00%, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2010 (repurchase proceeds $2,677,942)	$2,677,719
20,002,917		Repurchase agreement with Merrill Lynch, dated 11/28/2003 due 12/1/2003 at 1.08%, collateralized by a U.S. Treasury Obligation with maturity of 11/1/2033 (repurchase proceeds $20,004,717) (held as collateral for securities lending)	20,002,917

		Total Repurchase Agreements (cost of $22,680,636)	22,680,636

		Total Investments - 123.0% (identified cost $411,872,420)(2)	423,896,983

		Total Assets and Liabilities - Net - (23.0)%	(79,433,393)

		Total Net Assets - 100%	$344,463,590

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The cost of investments for federal tax purposes amounts to $411,872,420.

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Balanced Fund

Portfolio of Investments

November 30, 2003

Shares			Value
Common Stocks - 59.7%
		Consumer Discretionary - 7.9%
		Automobiles - 0.5%
15,000	(1)	General Motors Corp.	$641,700

		Hotels, Restaurants & Leisure - 0.7%
20,000		Outback Steakhouse, Inc.	895,000

		Media - 2.0%
40,000	(1)	Clear Channel Communications, Inc.	1,672,400
30,000	(1,2)	Comcast Corp., Class A	904,500

		Total	2,576,900

		Specialty Retail - 4.2%
20,000	(2)	Abercrombie & Fitch Co., Class A	587,000
40,000	(2)	American Eagle Outfitters, Inc.	738,000
30,000	(1,2)	Chicos Fas, Inc.	1,151,400
50,000	(1)	Gap (The), Inc.	1,075,000
20,000		Home Depot, Inc.	735,200
20,000	(1)	Lowe's Cos., Inc.	1,166,000

		Total	5,452,600

		Textiles, Apparel & Luxury Goods - 0.5%
20,000		Liz Claiborne, Inc.	700,200

		Total Consumer Discretionary	10,266,400

		Consumer Staples - 8.0%
		Beverages - 1.8%
20,000		Anheuser-Busch Cos., Inc.	1,036,400
28,000		PepsiCo, Inc.	1,347,360

		Total	2,383,760

		Food & Staples Retailing - 1.8%
20,000		CVS Corp.	749,200
28,000		Wal-Mart Stores, Inc.	1,557,920

		Total	2,307,120

		Household Products - 0.9%
12,000		Procter & Gamble Co.	1,154,880

		Personal Products - 1.1%
20,000		Avon Products, Inc.	1,370,000

Common Stocks - Continued
		Consumer Staples - Continued
		Tobacco - 2.4%
50,000	(1)	Altria Group, Inc.	$2,600,000
16,000		UST, Inc.	575,840

		Total	3,175,840

		Total Consumer Staples	10,391,600

		Energy - 3.9%
		Energy Equipment & Services - 0.6%
15,000		Schlumberger Ltd.	703,800

		Oil & Gas - 3.3%
10,000		ChevronTexaco Corp.	751,000
20,000		ConocoPhillips	1,134,800
20,000		Devon Energy Corp.	987,200
40,000		Exxon Mobil Corp.	1,446,800

		Total	4,319,800

		Total Energy	5,023,600

		Financials - 12.4%
		Capital Markets - 3.4%
40,000	(1,2)	E*Trade Group, Inc.	433,200
16,000		Franklin Resources, Inc.	765,280
20,000		J.P. Morgan Chase & Co.	707,200
80,000		Janus Capital Group, Inc.	1,112,800
4,000		Legg Mason, Inc.	318,840
20,000	(1)	Morgan Stanley	1,105,600

		Total	4,442,920

		Commercial Banks - 3.9%
25,000		Bank of America Corp.	1,885,750
40,000		U.S. Bancorp	1,108,400
20,000		Wachovia Corp.	915,000
20,000		Wells Fargo & Co.	1,146,600

		Total	5,055,750

		Consumer Finance - 1.0%
28,000		American Express Co.	1,279,880

		Diversified Financial Services - 1.8%
50,000		Citigroup, Inc.	2,352,000
Common Stocks - Continued
		Financials - Continued
		Insurance - 2.3%
24,000	(1)	Aflac, Inc.	$863,280
28,000		American International Group, Inc.	1,622,600
10,000		Marsh & McLennan Cos., Inc.	444,400

		Total	2,930,280

		Total Financials	16,060,830

		Healthcare - 8.9%
		Biotechnology - 1.3%
12,000	(2)	Amgen, Inc.	690,120
10,000	(1,2)	Gilead Sciences, Inc.	586,800
16,000	(1,2)	Medimmune, Inc.	380,800

		Total	1,657,720

		Healthcare Equipment & Supplies - 0.7%
20,000		Medtronic, Inc.	904,000

		Healthcare Providers & Services - 1.0%
14,000	(1)	Cardinal Health, Inc.	855,960
8,000	(1,2)	Express Scripts, Inc., Class A	517,840

		Total	1,373,800

		Pharmaceuticals - 5.9%
23,000		Abbott Laboratories	1,016,600
15,000	(1,2)	Forest Laboratories, Inc., Class A	819,600
25,000	(1)	Johnson & Johnson	1,232,250
18,000		Lilly (Eli) & Co.	1,234,080
20,000		Mylan Laboratories, Inc.	506,400
60,000		Pfizer, Inc.	2,013,000
20,000		Wyeth	788,000

		Total	7,609,930

		Total Healthcare	11,545,450

		Industrials - 4.0%
		Air Freight & Logistics - 0.6%
11,000	(1)	FedEx Corp.	799,700

		Airlines - 1.0%
50,000	(2)	Frontier Airlines, Inc.	809,000
30,000		SkyWest, Inc.	517,500

		Total	1,326,500

Common Stocks - Continued
		Industrials - Continued
		Industrial Conglomerates - 1.8%
8,000	(1)	3M Co.	$632,320
60,000		General Electric Co.	1,720,200

		Total	2,352,520

		Machinery - 0.6%
5,000		Caterpillar, Inc.	380,250
5,000		Ingersoll-Rand Co., Class A	311,700

		Total	691,950

		Total Industrials	5,170,670

		Information Technology - 9.4%
		Communications Equipment - 1.1%
60,000	(2)	Cisco Systems, Inc.	1,359,600

		Computers & Peripherals - 3.1%
50,000	(2)	Dell, Inc.	1,725,000
60,000		Hewlett-Packard Co.	1,301,400
80,000	(2)	Western Digital Corp.	995,200

		Total	4,021,600

		Semiconductor Equipment & Products - 2.9%
15,000	(2)	Applied Materials, Inc.	364,500
70,000		Intel Corp.	2,340,100
50,000	(1,2)	NVIDIA Corp.	1,057,500

		Total	3,762,100

		Software - 2.3%
90,000	(1)	Microsoft Corp.	2,313,000
60,000	(2)	Oracle Corp.	720,600

		Total	3,033,600

		Total Information Technology	12,176,900

		Materials - 3.3%
		Metals & Mining - 3.3%
30,000		Alcoa, Inc.	984,300
20,000		Barrick Gold Corp.	447,800
60,000		Newmont Mining Corp.	2,888,400

		Total Materials	4,320,500

Shares or Principal Amount			Value
Common Stocks - Continued
		Utilities - 1.9%
		Electric Utilities - 1.3%
30,000	(1)	Southern Co.	$878,100
50,000	(1)	Xcel Energy, Inc.	835,000

		Total	1,713,100

		Multi-Utilities & Unregulated Power - 0.6%
40,000	(1)	Duke Energy Corp.	721,600

		Total Utilities	2,434,700

		Total Common Stocks (identified cost $62,973,027)	77,390,650

Corporate Bonds - 8.5%
		Financials - 3.4%
		Capital Markets - 3.4%
$1,750,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	1,820,105
1,500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 4.54%, 3/8/2005	1,545,060
1,000,000		Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	1,006,370

		Total Financials	4,371,535

		Industrials - 0.8%
		Road & Rail - 0.8%
1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	1,050,960

		Information Technology - 1.2%
		Computers & Peripherals - 1.2%
1,500,000		International Business Machines Corp., 4.875%, 10/1/2006	1,581,975
Principal Amount			Value
Corporate Bonds - Continued
		Telecommunication Services - 3.1%
		Diversified Telecommunication Services - 3.1%
$2,000,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	$2,140,840
2,000,000	(1)	Verizon Virginia, Inc., 4.625%, 3/15/2013	1,914,860

		Total Telecommunication Services	4,055,700

		Total Corporate Bonds (identified cost $10,823,262)	11,060,170

Government Agencies - 15.1%
		Federal Home Loan Bank - 8.0%(4)
2,000,000	(1)	3.875%, 6/14/2013	1,870,960
2,000,000		4.625%, 8/13/2004	2,046,220
2,000,000		4.875%, 11/15/2006	2,115,720
2,000,000		5.375%, 2/15/2006	2,129,600
2,000,000		6.50%, 11/15/2006	2,207,240

		Total	10,369,740

		Federal Home Loan Mortgage Corporation - 3.9%(4)
1,000,000	(1)	3.625%, 9/15/2008	999,300
1,500,000		3.65%, 1/23/2008	1,508,520
1,500,000		4.50%, 10/27/2008	1,520,475
1,000,000		4.56%, 7/18/2007	1,041,210

		Total	5,069,505

		Federal National Mortgage Association - 3.2%(4)
2,000,000		4.75%, 3/15/2004	2,021,120
2,000,000	(1)	5.25%, 4/15/2007	2,141,800

		Total	4,162,920

		Total Government Agencies (identified cost $19,143,200)	19,602,165

Mortgage Backed Securities - 7.2%
		Government National Mortgage Association - 7.2%
$1,677,627		5.00%, 2/15/2018	$1,713,276
1,771,542		5.00%, 2/15/2018	1,809,187
1,825,305		5.00%, 3/15/2018	1,858,380
1,914,824		5.00%, 5/15/2018	1,949,521
1,000,000		5.00%, 11/15/2018	1,018,120
1,000,000		6.50%, 9/15/2032	1,051,560

		Total Mortgage Backed Securities (identified cost $9,528,352)	9,400,044

U.S. Treasury - 8.4%
		U.S. Treasury Notes - 8.4%
1,000,000	(1)	3.125%, 9/15/2008	992,340
1,000,000	(1)	3.375%, 11/15/2008	1,001,410
1,000,000	(1)	3.50%, 11/15/2006	1,028,120
500,000	(1)	3.625%, 5/15/2013	479,295
1,000,000	(1)	4.25%, 8/15/2013	995,620
2,000,000	(1)	5.25%, 5/15/2004	2,037,900
2,000,000	(1)	6.50%, 5/15/2005	2,139,380
2,000,000	(1)	6.50%, 10/15/2006	2,221,880

		Total U.S. Treasury (identified cost $10,533,814)	10,895,945

Shares or Principal Amount			Value
Mutal Fund - 23.4%
30,350,709		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $30,350,709)	$30,350,709

Repurchase Agreement - 2.4%
$3,055,479		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.00%, collateralized by a U.S. Treasury Obligation with a maturity of 2/15/2010 (repurchase proceeds $3,055,734) (cost of $3,055,479)	3,055,479

		Total Investments - 124.7% (identified cost $146,407,843)(3)	161,755,162

		Other assets and liabilities - Net - (24.7)%	(32,015,341)

		Total Net Assets - 100%	$129,739,821

(1) Certain shares/principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The cost of investments for federal tax purposes amounts to $146,497,754.

(4) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Strategic Equity Fund

Portfolio of Investments

November 30, 2003

Shares			Value
Common Stocks - 98.2%
		Consumer Discretionary - 12.9%
		Automobiles - 0.7%
10,600	(1)	General Motors Corp.	$453,468

		Media - 2.8%
10,000		Clear Channel Communications, Inc.	418,100
40,000	(1,2)	Comcast Corp., Class A	1,206,000
8,000		Viacom, Inc., Class B	314,560

		Total	1,938,660

		Multiline Retail - 2.4%
20,300		Family Dollar Stores, Inc.	783,174
21,500		Target Corp.	832,480

		Total	1,615,654

		Specialty Retail - 7.0%
23,000	(1,2)	Abercrombie & Fitch Co., Class A	675,050
30,000	(1,2)	Chicos Fas, Inc.	1,151,400
75,000	(1)	Gap (The), Inc.	1,612,500
23,000	(1)	Lowe's Cos., Inc.	1,340,900

		Total	4,779,850

		Total Consumer Discretionary	8,787,632

		Consumer Staples - 9.2%
		Beverages - 2.2%
13,000		Anheuser-Busch Cos., Inc.	673,660
18,000		PepsiCo, Inc.	866,160

		Total	1,539,820

		Food & Staples Retailing - 3.8%
16,000		CVS Corp.	599,360
35,300		Wal-Mart Stores, Inc.	1,964,092

		Total	2,563,452

		Household Products - 1.7%
12,000		Procter & Gamble Co.	1,154,880

		Tobacco - 1.5%
20,000		Altria Group, Inc.	1,040,000

		Total Consumer Staples	6,298,152

Common Stocks - Continued
		Energy - 5.0%
		Energy Equipment & Services - 0.7%
10,000		Schlumberger Ltd.	$469,200

		Oil & Gas - 4.3%
10,000		Burlington Resources, Inc.	502,000
5,200		ChevronTexaco Corp.	390,520
10,000		ConocoPhillips	567,400
40,000		Exxon Mobil Corp.	1,446,800

		Total	2,906,720

		Total Energy	3,375,920

		Financials - 21.4%
		Capital Markets - 9.4%
7,400	(1)	Goldman Sachs Group, Inc.	710,992
30,100		J.P. Morgan Chase & Co.	1,064,336
60,000		Janus Capital Group, Inc.	834,600
18,000		Lehman Brothers Holdings, Inc.	1,299,780
21,200	(1)	Merrill Lynch & Co., Inc.	1,203,100
23,000		Morgan Stanley	1,271,440

		Total	6,384,248

		Commercial Banks - 4.7%
10,000		Bank One Corp.	433,600
11,500		Bank of America Corp.	867,445
2,500		SunTrust Banks, Inc.	177,625
20,000		U.S. Bancorp	554,200
8,000		Wachovia Corp.	366,000
14,000		Wells Fargo & Co.	802,620

		Total	3,201,490

		Consumer Finance - 1.7%
25,000	(1)	American Express Co.	1,142,750

		Diversified Financial Services - 4.1%
59,000		Citigroup, Inc.	2,775,360

Common Stocks - Continued
		Financials - Continued
		Insurance - 1.5%
18,000		American International Group, Inc.	$1,043,100

		Total Financials	14,546,948

		Healthcare - 12.9%
		Biotechnology - 1.6%
10,000	(1,2)	Gilead Sciences, Inc.	586,800
20,200	(1,2)	Medimmune, Inc.	480,760

		Total	1,067,560

		Healthcare Equipment & Supplies - 0.9%
13,600		Medtronic, Inc.	614,720

		Pharmaceuticals - 10.4%
21,400		Abbott Laboratories	945,880
23,000	(2)	Forest Laboratories, Inc., Class A	1,256,720
13,000		Johnson & Johnson	640,770
12,000		Lilly (Eli) & Co.	822,720
30,000		Mylan Laboratories, Inc.	759,600
66,300		Pfizer, Inc.	2,224,365
12,000		Wyeth	472,800

		Total	7,122,855

		Total Healthcare	8,805,135

		Industrials - 8.5%
		Airlines - 1.0%
20,000	(2)	Frontier Airlines, Inc.	323,600
20,000	(1)	SkyWest, Inc.	345,000

		Total	668,600

		Industrial Conglomerates - 3.4%
4,000		3M Co.	316,160
70,000		General Electric Co.	2,006,900

		Total	2,323,060

		Machinery - 4.1%
20,000		Caterpillar, Inc.	1,521,000
20,000		Ingersoll-Rand Co., Class A	1,246,800

		Total	2,767,800

		Total Industrials	5,759,460

Common Stocks - Continued
		Information Technology - 20.7%
		Communications Equipment - 3.0%
90,000	(2)	Cisco Systems, Inc.	$2,039,400

		Computers & Peripherals - 5.7%
60,000	(2)	Dell, Inc.	2,070,000
40,000		Hewlett-Packard Co.	867,600
76,200	(2)	Western Digital Corp.	947,928

		Total	3,885,528

		Information Technology Services - 0.4%
8,000	(1)	First Data Corp.	302,800

		Semiconductor Equipment & Products - 7.1%
46,000	(2)	Applied Materials, Inc.	1,117,800
72,000		Intel Corp.	2,406,960
20,000	(1,2)	NVIDIA Corp.	423,000
30,000		Texas Instruments, Inc.	892,800

		Total	4,840,560

		Software - 4.5%
90,000	(1)	Microsoft Corp.	2,313,000
60,000	(2)	Oracle Corp.	720,600

		Total	3,033,600

		Total Information Technology	14,101,888

		Materials - 5.7%
		Construction Materials - 1.3%
19,400		Vulcan Materials Co.	862,718

		Metals & Mining - 3.2%
5,000	(1)	Freeport-McMoRan Copper & Gold, Inc., Class B	217,650
41,100		Newmont Mining Corp.	1,978,554

		Total	2,196,204

		Paper & Forest Products - 1.2%
14,000	(1)	Weyerhaeuser Co.	798,000

		Total Materials	3,856,922

Common Stocks - Continued
		Utilities - 1.9%
		Electric Utilities - 1.9%
10,000		FPL Group, Inc.	$635,500
22,000	(1)	Southern Co.	643,940

		Total Utilities	1,279,440

		Total Common Stocks (identified cost $49,179,134)	66,811,497

Mutual Fund - 21.3%
14,517,284		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $14,517,284)	14,517,284

Principal Amount			Value
Repurchase Agreement - 1.8%
$1,226,388		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.000%, collateralized by a U.S. Treasury Obligation with maturity of 02/15/2010 (repurchase proceeds $1,226,490) (cost of $1,226,388)	$1,226,388

		Total Investments - 121.3% (identified cost $64,922,806)(3)	82,555,169

		Other Assets and Liabilities - Net - (21.3)%	(14,511,566)

		Total Net Assets - 100%	$68,043,603

(1) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The cost of investments for federal tax purposes amounts to $65,064,521.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Value Fund

Portfolio of Investments

November 30, 2003

Shares			Value
Common Stocks - 96.9%
		Consumer Discretionary - 14.9%
		Auto Components - 2.2%
583,000		Delphi Auto Systems Corp.	$5,118,740

		Hotels, Restaurants & Leisure - 2.1%
53,000		Marriott International, Inc., Class A	2,428,990
57,000		Outback Steakhouse, Inc.	2,550,750

		Total	4,979,740

		Media - 4.3%
119,000		Clear Channel Communications, Inc.	4,975,390
58,000		Gannett Co., Inc.	5,022,800

		Total	9,998,190

		Multiline Retail - 4.1%
251,000		Target Corp.	9,718,720

		Specialty Retail - 2.2%
144,000	(1)	American Eagle Outfitters, Inc.	2,656,800
115,000		Gap (The), Inc.	2,472,500

		Total	5,129,300

		Total Consumer Discretionary	34,944,690

		Energy - 14.0%
		Energy Equipment & Services - 1.1%
68,000	(1)	Smith International, Inc.	2,552,720

		Oil & Gas - 12.9%
70,000		Apache Corp.	5,026,000
133,000		ChevronTexaco Corp.	9,988,300
88,000		ConocoPhillips	4,993,120
278,000		Exxon Mobil Corp.	10,055,260

		Total	30,062,680

		Total Energy	32,615,400

		Financials - 30.7%
		Capital Markets - 15.7%
80,000		Bank of New York Co., Inc.	2,454,400
52,000		Goldman Sachs Group, Inc.	4,996,160
279,000		J.P. Morgan Chase & Co.	9,865,440
68,000		Lehman Brothers Holdings, Inc.	4,910,280
Common Stocks - Continued
		Financials - Continued
		Capital Markets - Continued
170,000		Merrill Lynch & Co., Inc.	$9,647,500
87,000		Morgan Stanley	4,809,360

		Total	36,683,140

		Commercial Banks - 9.7%
127,000		BB&T Corp.	4,998,720
56,000		First Tennessee National Corp.	2,497,600
71,000		SunTrust Banks, Inc.	5,044,550
176,000		Wells Fargo & Co.	10,090,080

		Total	22,630,950

		Diversified Financial Services - 4.2%
211,000		Citigroup, Inc.	9,925,440

		Insurance - 1.1%
53,000		Jefferson-Pilot Corp.	2,572,090

		Total Financials	71,811,620

		Healthcare - 7.2%
		Healthcare Providers & Services - 2.2%
85,000		Cardinal Health, Inc.	5,196,900

		Pharmaceuticals - 5.0%
191,000	(1)	King Pharmaceuticals, Inc.	2,465,810
227,000		Merck & Co., Inc.	9,216,200

		Total	11,682,010

		Total Healthcare	16,878,910

		Industrials - 10.7%
		Aerospace & Defense - 2.1%
127,000		Boeing Co.	4,875,530

		Airlines - 3.1%
151,000	(1)	Frontier Airlines, Inc.	2,443,180
137,000		SkyWest, Inc.	2,363,250
133,000		Southwest Airlines Co.	2,391,340

		Total	7,197,770

		Electrical Equipment - 1.1%
114,000		American Power Conversion Corp.	2,492,040

Common Stocks - Continued
		Industrials - Continued
		Machinery - 4.4%
68,000		Caterpillar, Inc.	$5,171,400
83,000		Ingersoll-Rand Co., Ltd., Class A	5,174,220

		Total	10,345,620

		Total Industrials	24,910,960

		Information Technology - 10.5%
		Computers & Peripherals - 6.4%
226,000		Hewlett-Packard Co.	4,901,940
110,000		International Business Machines Corp.	9,959,400

		Total	14,861,340

		Semiconductor Equipment & Products - 4.1%
196,000	(1)	Applied Materials, Inc.	4,762,800
163,000		Texas Instruments, Inc.	4,850,880

		Total	9,613,680

		Total Information Technology	24,475,020

		Materials - 4.5%
		Chemicals - 1.1%
95,000		Ecolab, Inc.	2,490,900

		Construction Materials - 1.1%
56,000		Vulcan Materials Co.	2,490,320

		Metals & Mining - 2.3%
63,000	(2)	Freeport-McMoRan Copper & Gold, Inc., Class B	2,742,390
57,000		Newmont Mining Corp.	2,743,980

		Total	5,486,370

		Total Materials	10,467,590

Shares or Principal Amount			Value
		Utilities - 4.4%
		Electric Utilities - 2.2%
172,000		Idacorp, Inc.	$5,056,800

		Multi-Utilities & Unregulated Power - 2.2%
286,000	(2)	Duke Energy Corp.	5,159,440

		Total Utilities	10,216,240

		Total Common Stocks (identified cost $210,110,972)	226,320,430

Mutual Fund - 2.6%
6,067,644		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $6,067,644)	6,067,644

Repurchase Agreement - 3.2%
$7,592,767		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.000%, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2010 (repurchase proceeds $7,593,400) (cost of $7,592,767)	7,592,767

		Total Investments - 102.7% (identified cost $223,771,383)(3)	239,980,841

		Other Assets and Liabilities - Net - (2.7)%	(6,333,308)

		Total Net Assets - 100%	$233,647,533

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $225,132,848.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Growth Fund

Portfolio of Investments

November 30, 2003

Shares			Value
Common Stocks - 91.1%
		Consumer Discretionary - 18.0%
		Hotels, Restaurants & Leisure - 3.3%
400,000	(1)	International Game Technology	$13,876,000

		Media - 1.8%
180,000	(1)	Clear Channel Communications, Inc.	7,525,800

		Multiline Retail - 3.5%
200,000		Family Dollar Stores, Inc.	7,716,000
180,000		Target Corp.	6,969,600

		Total	14,685,600

		Specialty Retail - 9.4%
300,000	(1,2)	Abercrombie & Fitch Co., Class A	8,805,000
80,000	(2)	Bed Bath & Beyond, Inc.	3,379,200
30,000		Best Buy Co., Inc.	1,860,000
160,000	(1,2)	Chicos Fas, Inc.	6,140,800
600,000	(1)	Gap (The), Inc.	12,900,000
100,000	(1)	Lowe's Cos., Inc.	5,830,000

		Total	38,915,000

		Total Consumer Discretionary	75,002,400

		Consumer Staples - 15.4%
		Beverages - 3.5%
80,000		Anheuser-Busch Cos., Inc.	4,145,600
220,000		PepsiCo, Inc.	10,586,400

		Total	14,732,000

		Food & Staples Retailing - 4.8%
240,000		CVS Corp.	8,990,400
200,000		Wal-Mart Stores, Inc.	11,128,000

		Total	20,118,400

		Household Products - 4.2%
60,000		Colgate-Palmolive Co.	3,150,000
50,000		Kimberly-Clark Corp.	2,711,000
120,000		Procter & Gamble Co.	11,548,800

		Total	17,409,800

Common Stocks - Continued
		Consumer Staples - Continued
		Personal Products - 1.1%
140,000		Gillette Co.	$4,722,200

		Tobacco - 1.8%
140,000	(1)	Altria Group, Inc.	7,280,000

		Total Consumer Staples	64,262,400

		Financials - 8.7%
		Capital Markets - 5.9%
140,000		Franklin Resources, Inc.	6,696,200
400,000		Janus Capital Group, Inc.	5,564,000
120,000		Morgan Stanley	6,633,600
500,000	(1)	Schwab (Charles) Corp.	5,800,000

		Total	24,693,800

		Consumer Finance - 2.2%
200,000		American Express Co.	9,142,000

		Insurance - 0.6%
40,000		American International Group, Inc.	2,318,000

		Total Financials	36,153,800

		Healthcare - 19.4%
		Biotechnology - 3.5%
100,000	(2)	Amgen, Inc.	5,751,000
80,000	(1,2)	Gilead Sciences, Inc.	4,694,400
180,000	(1,2)	Medimmune, Inc.	4,284,000

		Total	14,729,400

		Healthcare Equipment & Supplies - 1.0%
90,000		Medtronic, Inc.	4,068,000

		Healthcare Providers & Services - 2.1%
90,000	(1)	Cardinal Health, Inc.	5,502,600
60,000	(1)	UnitedHealth Group, Inc.	3,234,000

		Total	8,736,600

		Pharmaceuticals - 12.8%
180,000		Abbott Laboratories	7,956,000
170,000	(2)	Forest Laboratories, Inc., Class A	9,288,800
120,000		Johnson & Johnson	5,914,800
Shares			Value
Common Stocks - Continued
		Healthcare - Continued
		Pharmaceuticals - Continued
140,000		Lilly (Eli) & Co.	$9,598,400
500,000		Pfizer, Inc.	16,775,000
100,000		Wyeth	3,940,000

		Total	53,473,000

		Total Healthcare	81,007,000

		Industrials - 3.4%
		Industrial Conglomerates - 3.4%
500,000		General Electric Co.	14,335,000

		Information Technology - 26.2%
		Communications Equipment - 3.3%
600,000	(2)	Cisco Systems, Inc.	13,596,000

		Computers & Peripherals - 5.9%
160,000	(2)	Dell, Inc.	5,520,000
400,000		EMC Corp. Mass	5,496,000
280,000		Hewlett-Packard Co.	6,073,200
600,000	(2)	Western Digital Corp.	7,464,000

		Total	24,553,200

		IT Services - 1.5%
90,000	(1,2)	Affiliated Computer Services, Inc., Class A	4,512,600
50,000	(1)	First Data Corp., Class	1,892,500

		Total	6,405,100

		Semiconductor Equipment & Products - 9.7%
240,000	(2)	Applied Materials, Inc.	5,832,000
600,000		Intel Corp.	20,058,000
240,000	(1,2)	NVIDIA Corp.	5,076,000
200,000		Texas Instruments, Inc.	5,952,000
100,000	(1,2)	Xilinx, Inc.	3,759,000

		Total	40,677,000

Shares or Principal Amount			Value
Common Stocks - Continued
		Information Technology - Continued
		Software - 5.8%
700,000	(1)	Microsoft Corp.	$17,990,000
500,000	(2)	Oracle Corp.	6,005,000

		Total	23,995,000

		Total Information Technology	109,226,300

		Total Common Stocks (identified cost $289,625,928)	379,986,900

Exchange Traded Fund - 1.7%
200,000	(1)	Nasdaq-100 Index Tracking Stock (identified cost $4,731,850)	7,080,000

Mutual Fund - 19.8%
82,740,879		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $82,740,879)	82,740,879

Repurchase Agreement - 6.7%
$28,011,877		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.00%, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2010 (repurchase proceeds $28,014,211) (cost of $28,011,877)	28,011,877

		Total Investments - 119.3% (identified cost $405,110,534)(3)	497,819,656

		Other Assets and Liabilities - Net - (19.3)%	(80,425,550)

		Total Net Assets - 100%	$417,394,106

(1) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The cost of investments for federal tax purposes amounts to $405,133,450.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Aggressive Growth Fund

Portfolio of Investments

November 30, 2003

Shares			Value
Common Stocks - 81.1%
		Consumer Discretionary - 21.4%
		Hotels, Restaurants & Leisure - 6.8%
110,000		Applebee's International, Inc.	$4,258,100
70,000	(1)	Brinker International, Inc.	2,279,200
140,000	(2)	International Game Technology	4,856,600
120,000		Outback Steakhouse, Inc.	5,370,000

		Total	16,763,900

		Multiline Retail - 2.0%
44,000	(1,2)	99 Cents Only Stores	1,219,240
120,000	(1,2)	Dollar Tree Stores, Inc.	3,810,000

		Total	5,029,240

		Specialty Retail - 11.3%
200,000	(1)	Abercrombie & Fitch Co., Class A	5,870,000
340,000	(1,2)	American Eagle Outfitters, Inc.	6,273,000
200,000	(1,2)	Chicos Fas, Inc.	7,676,000
180,000		Pier 1 Imports, Inc.	4,590,000
30,000	(1)	Tractor Supply Co.	1,306,200
60,000	(1,2)	Williams-Sonoma, Inc.	2,162,400

		Total	27,877,600

		Textiles, Apparel & Luxury Goods - 1.3%
10,000	(1)	Coach, Inc.	398,400
50,000	(1)	Timberland Co., Class A	2,701,000

		Total	3,099,400

		Total Consumer Discretionary	52,770,140

		Energy - 1.2%
		Energy Equipment & Services - 0.9%
60,000	(1,2)	Smith International, Inc.	2,252,400

		Oil & Gas - 0.3%
30,000		XTO Energy, Inc.	758,400

		Total Energy	3,010,800

Common Stocks - Continued
		Financials - 13.3%
		Capital Markets - 9.3%
600,000	(1)	E*Trade Group, Inc.	$6,498,000
500,000		Janus Capital Group, Inc.	6,955,000
120,000		Legg Mason, Inc.	9,565,200

		Total	23,018,200

		Commercial Banks - 4.0%
40,000		M & T Bank Corp.	3,754,800
60,000		National Commerce Financial Corp.	1,678,800
50,000		TCF Financial Corp.	2,637,000
50,000		Wilmington Trust Corp.	1,760,000

		Total	9,830,600

		Total Financials	32,848,800

		Healthcare - 20.6%
		Biotechnology - 5.7%
90,000	(1,2)	Gilead Sciences, Inc.	5,281,200
120,000	(1,2)	Medimmune, Inc.	2,856,000
380,000	(1)	Millennium Pharmaceuticals, Inc.	5,992,600

		Total	14,129,800

		Healthcare Equipment & Supplies - 0.3%
10,000		Varian Medical Systems, Inc.	690,100

		Healthcare Providers & Services - 5.5%
30,000	(1,2)	Apria Healthcare Group, Inc.	813,300
70,000	(1,2)	Express Scripts, Inc., Class A	4,531,100
80,000	(1,2)	First Health Group Corp.	1,640,000
60,000	(1,2)	Lincare Holdings, Inc.	1,789,800
70,000	(1,2)	Patterson Dental Co.	4,767,000

		Total	13,541,200

		Pharmaceuticals - 9.1%
10,000	(1,2)	Barr Laboratories, Inc.	825,400
120,000	(1,2)	Forest Laboratories, Inc., Class A	6,556,800	Shares	Value
Common Stocks - 81.1%
		Healthcare - Continued
		Pharmaceuticals - Continued
300,000		Mylan Laboratories, Inc.	$7,596,000
300,000	(1)	Sepracor, Inc.	7,434,000

		Total	22,412,200

		Total Healthcare	50,773,300

		Industrials - 6.6%
		Airlines - 6.6%
200,000	(1,2)	AirTran Holdings, Inc.	2,952,000
500,000	(1)	Frontier Airlines, Inc.	8,090,000
300,000	(2)	SkyWest, Inc.	5,175,000

		Total Industrials	16,217,000

		Information Technology - 18.0%
		Communications Equipment - 0.9%
100,000	(1,2)	Cisco Systems, Inc.	2,266,000

		Computers & Peripherals - 2.5%
500,000	(1)	Western Digital Corp.	6,220,000

		IT Services - 1.8%
80,000	(1,2)	Affiliated Computer Services, Inc., Class A	4,011,200
10,000	(1)	DST Systems, Inc.	373,200

		Total	4,384,400

		Semiconductor Equipment & Products - 10.0%
160,000	(1,2)	Broadcom Corp.	5,828,800
70,000	(1)	Cabot Microelectronics Corp.	3,716,300
60,000	(1)	Fairchild Semiconductor International, Inc., Class A	1,560,000
140,000	(2)	Microchip Technology, Inc.	4,816,000
240,000	(1,2)	NVIDIA Corp.	5,076,000
300,000	(1,2)	RF Micro Devices, Inc.	3,495,000

		Total	24,492,100

Shares or Principal Amount			Value
Common Stocks - Continued
		Information Technology - Continued
		Software - 2.8%
120,000	(1,2)	Symantec Corp.	$3,939,600
100,000	(1,2)	Synopsys, Inc.	2,996,000

		Total	6,935,600

		Total Information Technology	44,298,100

		Total Common Stocks (identified cost $142,395,369)	199,918,140
Exchange Traded Fund - 1.4%
100,000	(1,2)	Nasdaq-100 Index Tracking Stock (identified cost $2,246,400)	3,540,000

Mutual Fund - 14.3%
35,144,304		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $35,144,304)	35,144,304

Repurchase Agreement - 17.6%
$43,402,106		Repurchase agreement with Fuji Government Securities, Inc., dated 11/28/2003 due 12/1/2003 at 1.00%, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2010 (repurchase proceeds $43,405,723) (cost of $43,402,106)	43,402,106

		Total Investments - 114.4% (identified cost $223,188,179)(3)	282,004,550

		Other Assets and Liabilities - Net - (14.4)%	(35,554,163)

		Total Net Assets - 100%	$246,450,387

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $223,412,653.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Assets and Liabilities

November 30, 2003

	Treasury		Government	Limited
	Money		Money	Maturity		Fixed
	Market		Market	Government		Income
	Fund		Fund	Fund		Fund
Assets:
Investments in securities, at value	$834,899,006	(1,2)	$42,586,375	$222,634,990	(1)	$401,216,347 (1)
Investments in repurchase agreements	219,215,435		16,602,405	4,090,592		22,680,636

Total investments in securities	1,054,114,441		59,188,780	226,725,582		423,896,983

Cash	—		6,508,695	—		104,058
Income receivable	319,573		25,289	1,634,687		3,675,281
Receivable for shares sold	65,737		1,933,121	7,867		1,600

Total assets	1,054,499,751		67,655,885	228,368,136		427,677,922

Liabilities:
Payable for shares redeemed	4,892,972		—	335,848		416,811
Income distribution payable	165,090		40,029	322,627		784,646
Payable on collateral due to broker	219,215,435		—	46,002,570		81,719,625
Payable for investment adviser fee (Note 5)	170,253		8,810	75,570		142,897
Payable for administrative personnel and services fee (Note 5)	17,126		1,523	3,801		7,167
Payable for custodion fees (Note 5)	1,328		1,397	7,309		5,109
Payable for transfer and dividend disbursing agent fees
and expenses (Note 5)	35,190		1,877	15,682		17,776
Payable for Directors’/Trustees’ fees	1,329		797	—		51
Payable for portfolio accounting fees	46,716		2,986	10,058		20,251
Payable for shareholder services fee (Note 5)	171,072		—	37,730		71,240
Payable for distribution services fee (Note 5)	10,291		—	3,090		8,260
Accrued expenses	13,310		20,391	5,658		20,499

Total liabilities	224,740,112		77,810	46,819,943		83,214,332

Net Assets Consist of:
Paid-in capital	$829,743,859		$67,577,837	$180,786,648		$326,014,154
Net unrealized appreciation of investments	—		—	1,429,459		12,024,563
Accumulated net realized gain (loss) on investments	—		(31)	(768,110)		6,433,637
Undistributed (distributions in excess of) net investment income	15,780		269	100,196		(8,764)

Total Net Assets	$829,759,639		$67,578,075	$181,548,193		$344,463,590

Net Asset Value Per Share: (3)
(net assets ÷ shares outstanding)
Class A Shares	$1.00		$1.00	$10.11		$11.02
Class B Shares	$1.00		—	$10.11		$11.02
Class C Shares	—		—	$10.11		$11.02

Offering Price Per Share: (3)
Class A Shares	$1.00		$1.00	$ 10.59(4)		$ 11.54(4)
Class B Shares	$1.00		—	$10.11		$11.02
Class C Shares	—		—	$ 10.21(5)		$ 11.13(5)

Redemption Proceeds Per Share: (3)
Class A Shares	$1.00		$1.00	$10.11		$11.02
Class B Shares	$1.00		—	$ 9.60(6)		$ 10.47(6)
Class C Shares	—		—	$ 10.01(7)		$ 10.91(7)

Net Assets:
Class A Shares	$764,891,779		$67,578,075	$168,968,515		$316,856,579
Class B Shares	$64,867,860		—	$12,415,430		$26,691,206
Class C Shares	—		—	$164,248		$915,805

Shares Outstanding:
Class A Shares	764,886,746		67,577,837	16,708,134		28,752,715
Class B Shares	64,864,208		—	1,227,660		2,422,061
Class C Shares	—		—	16,241		83,106

Investments, at identified cost	$1,054,114,441		$59,188,780	$225,296,123		$411,872,420

(1)	Including $218,011,484, $44,949,244 and $79,346,619 of securities loaned, respectively.
(2)	Including $11,545,550 investments in affiliated issuer.
(3)	See “What Do Shares Cost?” in the Prospectus.
(4)	Computation of Offering Price Per Share: 100/95.5 of net asset value.
(5)	Computation of Offering Price Per Share: 100/99 of net asset value.
(6)	Computation of Redemption Proceeds: 95/100 of net asset value.
(7)	Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Assets and Liabilities

November 30, 2003

			Strategic						Aggressive
	Balanced		Equity		Value		Growth		Growth
	Fund		Fund		Fund		Fund		Fund
Assets:
Investments in securities, at value	$158,699,683	(1)	$81,328,781	(1)	$232,388,074	(1)	$469,807,779	(1)	$238,602,444 (1)
Investments in repurchase agreements	3,055,479		1,226,388		7,592,767		28,011,877		43,402,106

Total investments in securities	161,755,162		82,555,169		239,980,841		497,819,656		282,004,550

Income receivable	482,544		88,972		403,583		249,984		35,417
Receivable for investments sold	—		—		—		5,535,071		—
Receivable for shares sold	17,878		—		14,023		22,220		101,231

Total assets	162,255,584		82,644,141		240,398,447		503,626,931		282,141,198

Liabilities:
Payable for investments purchased	—		—		—		2,665,976		—
Payable for shares redeemed	51,917		1,000		428,767		314,961		227,016
Payable on collateral due to broker	30,350,709		14,517,284		6,067,644		82,740,879		35,144,304
Payable for investment adviser fee (Note 5)	79,968		42,108		145,104		256,396		149,695
Payable for administrative personnel and services fee
(Note 5)	2,681		1,412		4,866		8,597		5,020
Payable for custodian fees (Note 5)	2,338		1,328		3,922		5,614		4,021
Payable for transfer and dividend disbursing agent fees
and expenses (Note 5)	21,232		3,655		20,312		85,767		50,044
Payable for Directors’/Trustees’ fees	1,635		—		—		166		—
Payable for portfolio accounting fees	6,467		3,971		11,659		19,661		11,732
Payable for shareholder services fee (Note 5)	26,846		14,036		48,430		86,020		49,718
Payable for distribution services fee (Note 5)	10,921		—		7,230		27,177		18,942
Payable to bank	1,943,880		—		—		—		14,503
Accrued expenses	17,169		15,744		12,980		21,611		15,816

Total liabilities	32,515,763		14,600,538		6,750,914		86,232,825		35,690,811

Net Assets Consist of:
Paid-in capital	$122,020,747		$45,807,270		$259,482,788		$426,596,001		$201,311,692
Net unrealized appreciation of investments	15,347,319		17,632,363		16,209,458		92,709,122		58,816,371
Accumulated net realized gain (loss) on investments	(7,854,539)		4,581,547		(42,160,595)		(101,911,017)		(13,677,676)
Undistributed (distributions in excess of) net investment
income	226,294		22,423		115,882		—		—

Total Net Assets	$129,739,821		$68,043,603		$233,647,533		$417,394,106		$246,450,387

Net Asset Value Per Share:(2)
(net assets ÷ shares outstanding)
Class A Shares	$13.54		$11.27		$13.13		$15.04		$15.49
Class B Shares	$13.54		$11.25		$13.14		$14.84		$15.39
Class C Shares	$13.54		$11.25		$13.13		$14.84		$15.29

Offering Price Per Share: (2)
Class A Shares	$ 14.33(3)		$ 11.93(3)		$ 13.89(3)		$ 15.92(3)		$ 16.39(3)
Class B Shares	$13.54		$11.25		$13.14		$14.84		$15.39
Class C Shares	$ 13.68(4)		$ 11.36(4)		$ 13.26(4)		$ 14.99(4)		$ 15.44(4)

Redemption Proceeds Per Share: (2)
Class A Shares	$13.54		$11.27		$13.13		$15.04		$15.49
Class B Shares	$ 12.86(5)		$ 10.69(5)		$ 12.48(5)		$ 14.10(5)		$ 14.62(5)
Class C Shares	$ 13.40(6)		$ 11.14(6)		$ 13.00(6)		$ 14.69(6)		$ 15.14(6)

Net Assets:
Class A Shares	$96,192,125		68,033,887		$209,318,880		$319,180,312		$175,866,589
Class B Shares	$32,569,660		5,839		$23,960,262		$97,141,990		$68,758,324
Class C Shares	$978,036		3,877		$368,391		$1,071,804		$1,825,474

Shares Outstanding:
Class A Shares	7,105,392		6,035,094		15,941,490		21,221,558		11,350,251
Class B Shares	2,404,861		519		1,823,187		6,544,116		4,466,962
Class C Shares	72,221		345		28,057		72,238		119,428

Investments, at identified cost	$146,407,843		$64,922,806		$223,771,383		$405,110,534		$223,188,179

(1)	Including $29,608,541, $14,172,525, $5,813,663, $80,827,781 and $34,433,664 of securities loaned, respectively.
(2)	See “What Do Shares Cost?” in the Prospectus.
(3)	Computation of Offering Price Per Share: 100/94.5 of net asset value.
(4)	Computation of Offering Price Per Share: 100/99 of net asset value.
(5)	Computation of Redemption Proceeds: 95/100 of net asset value.
(6)	Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Operations

For the year ended November 30, 2003

	Treasury	Government	Limited
	Money	Money	Maturity	Fixed
	Market	Market	Government	Income
	Fund	Fund	Fund	Fund

Investment Income:
Interest	$9,653,278(1)	$ 930,706(3)	$6,572,184(4)	$ 15,030,411(5)
Dividends	139,752(2)	—	—	—

Total Income	9,793,030	930,706	6,572,184	15,030,411

Expenses:
Investment adviser fee (Note 5)	4,322,456	399,050	1,253,624	2,448,378
Administrative personnel and services fee (Note 5)	777,897	71,816	161,148	293,744
Custodian fees (Note 5)	90,725	18,462	38,318	59,917
Transfer and dividend disbursing agent fees and expenses (Note 5)	158,401	12,922	87,066	115,525
Directors’/Trustees’ fees	7,850	3,287	2,722	3,773
Auditing fees	17,122	15,581	17,342	17,424
Legal fees	6,297	3,532	6,152	6,894
Portfolio accounting fees	267,519	22,497	61,157	110,511
Distribution services fee—Class B Shares (Note 5)	382,450	—	36,317	89,775
Distribution services fee—Class C Shares (Note 5)	—	—	500	5,164
Shareholder services fee—Class A Shares (Note 5)	1,922,196	199,525	411,239	739,592
Shareholder services fee—Class B Shares (Note 5)	239,032	—	36,317	74,813
Shareholder services fee—Class C Shares (Note 5)	—	—	166	1,721
Share registration costs	31,934	15,568	49,857	62,287
Printing and postage	5,150	14,522	3,541	17,146
Insurance premiums	18,365	3,633	6,166	8,694
Miscellaneous	5,537	259	3,425	2,982

Total expenses	8,252,931	780,654	2,175,057	4,058,340

Waivers (Note 5):
Waiver of investment adviser fee	(2,161,228)	(279,335)	(358,178)	(816,125)
Waiver of distribution services fee—Class B Shares	(153,880)	—	—	—
Waiver of shareholder services fee—Class A Shares	—	(199,525)	—	—

Total waivers	(2,315,108)	(478,860)	(358,178)	(816,125)

Net expenses	5,937,823	301,794	1,816,879	3,242,215

Net investment income	3,855,207	628,912	4,755,305	11,788,196

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	(243,988)	6,434,036
Net change in unrealized appreciation/depreciation of investments	—	—	(2,662,653)	(10,502,066)

Net realized and unrealized loss on investments	—	—	(2,906,641)	(4,068,030)

Change in net assets resulting from operations	$3,855,207	$628,912	$1,848,664	$7,720,166

(1)	Including income on securities loaned of $212,547.
(2)	Received from affiliated issuers.
(3)	Including income on securities loaned of $7,794.
(4)	Including income on securities loaned of $61,052.
(5)	Including income on securities loaned of $137,967.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Operations

For the year ended November 30, 2003

		Strategic			Aggressive
	Balanced	Equity	Value	Growth	Growth
	Fund	Fund(1)	Fund	Fund	Fund

Investment Income:
Dividends	$1,196,534(2)	$924,494	$4,053,541	$3,493,105	$746,493
Interest	2,492,515(3)	31,176(4)	164,430(5)	362,359(6)	208,420(7)

Total income	3,689,049	955,670	4,217,971	3,855,464	954,913

Expenses:
Investment adviser fee (Note 5)	1,011,018	541,510	1,741,184	2,970,291	1,396,882
Administrative personnel and services fee (Note 5)	113,717	60,908	195,842	334,085	167,584
Custodian fees (Note 5)	27,775	15,976	45,094	64,488	39,308
Transfer and dividend disbursing agent fees and expenses
(Note 5)	133,853	42,071	125,656	350,189	210,133
Directors’/Trustees’ fees	4,593	—	2,482	4,137	3,019
Auditing fees	17,645	17,321	17,838	17,963	18,577
Legal fees	9,973	2,984	7,019	6,751	6,604
Portfolio accounting fees	41,068	21,867	65,118	111,348	55,891
Distribution services fee—Class B Shares (Note 5)	102,083	31	71,703	269,077	167,253
Distribution services fee—Class C Shares (Note 5)	5,224	9	1,371	3,418	4,127
Shareholder services fee—Class A Shares (Note 5)	229,132	169,192	483,911	702,846	324,874
Shareholder services fee—Class B Shares (Note 5)	85,069	26	59,752	224,231	139,378
Shareholder services fee—Class C Shares (Note 5)	1,742	3	457	1,139	1,376
Share registration costs	55,469	75,816	57,307	46,542	57,736
Printing and postage	21,852	16,348	24,425	38,937	43,624
Insurance premiums	5,776	42	7,472	9,796	6,869
Miscellaneous	2,902	2,987	4,345	4,550	3,997

Total expenses	1,868,891	967,091	2,910,976	5,159,788	2,647,232

Waivers (Note 5):
Waiver of investment adviser fee	(63,189)	(33,844)	(108,824)	(185,643)	—

Net expenses	1,805,702	933,247	2,802,152	4,974,145	2,647,232

Net investment income (loss)	1,883,347	22,423	1,415,819	(1,118,681)	(1,692,319)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,610,268)	4,581,547	10,773,301	(2,401,665)	1,481,801
Net change in unrealized appreciation (depreciation)
of investments	7,975,349	3,880,211	5,693,273	58,385,490	51,161,858

Net realized and unrealized gain on investments	6,365,081	8,461,758	16,466,574	55,983,825	52,643,659

Change in net assets resulting from operations	$8,248,428	$8,484,181	$17,882,393	$54,865,144	$50,951,340

(1)	Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.
(2)	Net of foreign taxes withheld of $330.
(3)	Including income on securities loaned of $31,760.
(4)	Including income on securities loaned of $4,023.
(5)	Including income on securities loaned of $11,146.
(6)	Including income on securities loaned of $50,106.
(7)	Including income on securities loaned of $66,930.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Changes in Net Assets

	Treasury Money		Government Money
	Market Fund		Market Fund
			Year	Period
			Ended	Ended
	Year Ended November 30,		November 30,	November 30,
	2003	2002	2003	2002(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$3,855,207	$8,616,631	$628,912	$1,019,798

Change in net assets resulting from
operations	3,855,207	8,616,631	628,912	1,019,798

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(3,606,205)	(7,581,658)	(628,674)	(1,019,798)
Class B Shares	(233,222)	(1,034,973)	—	—

Change in net assets resulting from
distributions to shareholders	(3,839,427)	(8,616,631)	(628,674)	(1,019,798)

Share Transactions—
Proceeds from sales of shares	1,020,212,344	1,086,663,775	110,070,017	159,803,022
Net asset value of shares issued to
shareholders in payment of
dividends declared	635,758	1,824,312	1,687	—
Cost of shares redeemed	(1,089,037,298)	(994,659,101)	(115,850,993)	(86,445,896)

Change in net assets resulting from
share transactions	(68,189,196)	93,828,986	(5,779,289)	73,357,126

Change in net assets	(68,173,416)	93,828,986	(5,779,051)	73,357,126
Net Assets:
Beginning of period	897,933,055	804,104,069	73,357,126	—

End of period	$829,759,639	$897,933,055	$67,578,075	$73,357,126

Undistributed net investment income
included in net assets at end of period	$15,780	$—	$269	$—

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Changes in Net Assets

	Limited Maturity
	Government Fund		Fixed Income Fund
	Year Ended November 30,		Year Ended November 30,

	2003	2002	2003	2002
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$4,755,305	$5,410,899	$11,788,196	$11,476,183
Net realized gain (loss) on investments	(243,988)	424,114	6,434,036	2,741,401
Net change in unrealized appreciation/depreciation
of investments	(2,662,653)	(105)	(10,502,066)	4,239,040

Change in net assets resulting from operations	1,848,664	5,834,908	7,720,166	18,456,624

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	(4,843,990)	(5,168,917)	(10,772,229)	(10,343,933)
Class B Shares	(394,224)	(553,711)	(1,004,749)	(1,128,027)
Class C Shares	(1,410)	(84)	(19,971)	(4,234)
Distributions from net realized gain on investment
transactions:
Class A Shares	(192,082)	(84,876)	(483,951)	—
Class B Shares	(20,380)	(7,124)	(57,730)	—
Class C Shares	(13)	(4)	(620)	—

Change in net assets resulting from
distributions to shareholders	(5,452,099)	(5,814,716)	(12,339,250)	(11,476,194)

Share Transactions—
Proceeds from sales of shares	77,309,699	70,391,255	42,477,965	81,541,032
Proceeds from shares issued in connection with the
tax-free transfer of assets from Personal Trust
Government Fund	—	—	51,684,333	—
Proceeds from shares issued in connection with the
tax-free transfer of assets from Personal Trust
Government/Corporate Fund	—	—	40,453,198	—
Net asset value of shares issued to shareholders in
payment of dividends declared	1,993,332	2,369,688	3,906,641	3,911,142
Cost of shares redeemed	(53,412,759)	(53,957,312)	(76,227,654)	(81,244,108)

Change in net assets resulting from share
transactions	25,890,272	18,803,631	62,294,483	4,208,066

Change in net assets	22,286,837	18,823,823	57,675,399	11,188,496
Net Assets:
Beginning of period	159,261,356	140,437,533	286,788,191	275,599,695

End of period	$181,548,193	$159,261,356	$344,463,590	$286,788,191

Undistributed (distributions in excess of) net
investment income included in net assets at end
of period	$100,196	$482	$($8,764)	$(11)

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Changes in Net Assets

			Strategic
	Balanced Fund		Equity Fund	Value Fund

	Year Ended		Period Ended	Year Ended
	November 30,		November 30,	November 30,

	2003	2002	2003(1)	2003	2002
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,883,347	$2,399,163	$22,423	$1,415,819	$2,008,191
Net realized gain (loss) on investments	(1,610,268)	(6,077,067)	4,581,547	10,773,301	(33,812,432)
Net change in unrealized appreciation/
depreciation of investments	7,975,349	(4,399,311)	3,880,211	5,693,273	2,526,439

Change in net assets resulting
from operations	8,248,428	(8,077,215)	8,484,181	17,882,393	(29,277,802)

Distributions to Shareholders—
Distributions from net
investment income:
Class A Shares	(1,536,018)	(1,784,248)	—	(1,197,847)	(1,980,072)
Class B Shares	(512,171)	(591,286)	—	(102,057)	(130,055)
Class C Shares	(6,733)	(1,160)	—	(33)	(101)
Distributions from paid in capital:
Class A Shares	—	—	—	—	(54,839)
Class B Shares	—	—	—	—	(3,163)
Class C Shares	—	—	—	—	(4)
Distributions from net realized gain on
investment transactions:
Class A Shares	—	(1,706,938)	—	—	—
Class B Shares	—	(1,054,448)	—	—	—
Class C Shares	—	(3)	—	—	—

Change in net assets resulting from
distributions to shareholders	(2,054,922)	(5,138,083)	—	(1,299,937)	(2,168,234)

Share Transactions—
Proceeds from sales of shares	11,942,686	29,312,717	8,213,952	30,192,987	46,638,285
Proceeds from shares issued in
connection with the tax-free transfer
of assets from Personal Trust
Common Stock Fund	—	—	56,846,913	—	—
Proceeds from shares issued in
connection with the tax-free transfer
of assets from Personal Trust Capital
Investment Fund	—	—	11,442,547	—	—
Net asset value of shares issued to
shareholders in payment of
dividends declared	1,973,708	4,980,118	—	711,550	1,220,817
Cost of shares redeemed	(20,335,777)	(42,178,019)	(16,943,990)	(36,904,887)	(39,177,362)

Change in net assets resulting from
share transactions	(6,419,383)	(7,885,184)	59,559,422	(6,000,350)	8,681,740

Change in net assets	(225,877)	(21,100,482)	68,043,603	10,582,106	(22,764,296)
Net Assets:
Beginning of period	129,965,698	151,066,180	—	223,065,427	245,829,723

End of period	$129,739,821	$129,965,698	$68,043,603	$233,647,533	$223,065,427

Undistributed net investment income
included in net assets at end of period	$226,294	$397,866	$22,423	$115,882	$—

(1) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds Statements of Changes in Net Assets

	Growth Fund		Aggressive Growth Fund
	Year Ended		Year Ended
	November 30,		November 30,
	2003	2002	2003	2002
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$(1,118,681)	$(557,561)	$(1,692,319)	$(931,792)
Net realized gain (loss) on investments	(2,401,665)	(29,275,903)	1,481,801	(12,071,070)
Net change in unrealized appreciation/depreciation of
investments	58,385,490	(34,653,022)	51,161,858	(11,510,011)

Change in net assets resulting from operations	54,865,144	(64,486,486)	50,951,340	(24,512,873)

Distributions to Shareholders—
Distributions from net investment income:
Class A Shares	—	(56,190)	—	(254,929)

Change in net assets resulting from distributions to
shareholders	—	(56,190)	—	(254,929)

Share Transactions—
Proceeds from sales of shares	56,733,075	76,210,457	59,855,997	60,980,116
Net asset value of shares issued to shareholders in
payment of dividends declared	—	32,298	—	160,984
Cost of shares redeemed	(59,049,341)	(92,432,681)	(32,711,241)	(60,646,161)

Change in net assets resulting from share
transactions	(2,316,266)	(16,189,926)	27,144,756	494,939

Change in net assets	52,548,878	(80,732,602)	78,096,096	(24,272,863)
Net Assets:
Beginning of period	364,845,228	445,577,830	168,354,291	192,627,154

End of period	$417,394,106	$364,845,228	$246,450,387	$168,354,291

Undistributed net investment income included in net
assets at end of period	$—	$—	$—	$—

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.
Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions
Treasury Money Market Fund -- Class A Shares
1999	$1.00	0.04		--	0.04		(0.04)		--
2000	$1.00	0.05		--	0.05		(0.05)		--
2001	$1.00	0.04		--	0.04		(0.04)		--
2002	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
Treasury Money Market Fund -- Class B Shares
1999	$1.00	0.04		--	0.04		(0.04)		--
2000	$1.00	0.05		--	0.05		(0.05)		--
2001	$1.00	0.04		--	0.04		(0.04)		--
2002	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
Government Money Market Fund -- Class A Shares
2002(4)	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.01		--	0.01		(0.01)		--
Limited Maturity Government Fund -- Class A Shares
1999	$10.07	0.46		(0.20)	0.26		(0.46)		(0.01)
2000	$9.86	0.53		0.10	0.63		(0.52)		--
2001	$9.97	0.50		0.35	0.85		(0.50)		--
2002	$10.32	0.39	(6)	0.01 (6)	0.40		(0.40)		(0.01)
2003	$10.31	0.27	(7)	(0.16)	0.11		(0.30)		(0.01)
Limited Maturity Government Fund -- Class B Shares
1999	$10.07	0.45		(0.21)	0.24		(0.44)		(0.01)
2000	$9.86	0.48		0.13	0.61		(0.50)		--
2001	$9.97	0.50		0.33	0.83		(0.48)		--
2002	$10.32	0.33	(6)	0.05 (6)	0.38		(0.38)		(0.01)
2003	$10.31	0.25	(7)	(0.16)	0.09		(0.28)		(0.01)
Limited Maturity Government Fund -- Class C Shares
2002(8)	$10.26	0.30	(6)	0.08 (6)	0.38		(0.32)		(0.01)
2003	$10.31	0.19	(7)	(0.15)	0.04		(0.23)		(0.01)
Fixed Income Fund -- Class A Shares
1999	$10.61	0.53		(0.51)	0.02		(0.53)		--
2000	$10.10	0.59		0.17	0.76		(0.59)		--
2001	$10.27	0.55		0.55	1.10		(0.55)		--
2002	$10.82	0.46		0.28	0.74		(0.46)		--
2003	$11.10	0.41		(0.06)	0.35		(0.41)		(0.02)

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Represents less than $0.01.

(4) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(5) Computed on an annualized basis.

(6) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Class A	$(0.02)	$0.02	(0.18)%
Class B	$(0.02)	$0.02	(0.18)%
Class C	$(0.02)	$0.02	(0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

				Ratios to average net assets
Total distributions		Net Asset Value, end of period	Total return(1)	Expenses		Net investment income		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.04)		$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)		$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)		$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--
(0.01)		$1.00	1.11%	0.66%		1.10%		0.25%		$779,770	--
(0.00)	(3)	$1.00	0.47%	0.66%		0.47%		0.25%		$764,892	--

(0.04)		$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)		$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)		$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--
(0.01)		$1.00	0.85%	0.91%		0.85%		0.40%		$118,163	--
(0.00)	(3)	$1.00	0.22%	0.90%		0.25%		0.41%		$64,868	--

(0.01)		$1.00	1.36%	0.38%	(5)	1.37%	(5)	0.65%	(5)	$73,357	--
(0.01)		$1.00	0.79%	0.38%		0.79%		0.60%		$67,578	--

(0.47)		$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)		$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)		$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%
(0.41)		$10.31	3.95%	0.99%		3.65%	(6)	0.20%		$144,274	53%
(0.31)		$10.11	1.14%	1.00%		2.67%		0.20%		$168,969	63%

(0.45)		$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)		$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)		$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%
(0.39)		$10.31	3.70%	1.24%		3.39%	(6)	0.25%		$14,977	53%
(0.29)		$10.11	0.89%	1.25%		2.44%		0.20%		$12,415	63%

(0.33)		$10.31	3.56%	1.74%	(5)	3.22%	(5,6)	0.20%	(5)	$10	53%
(0.24)		$10.11	0.38%	1.75%		1.88%		0.20%		$164	63%

(0.53)		$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)		$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.55)		$10.82	10.91%	0.71%		5.16%		0.25%		$241,393	51%
(0.46)		$11.10	6.96%	0.97%		4.19%		0.25%		$255,280	50%
(0.43)		$11.02	3.16%	0.97%		3.65%		0.25%		$316,857	72%

(7) Based on average shares outstanding.

(8) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital
Fixed Income Fund -- Class B Shares
1999	$10.61	0.51		(0.51)	--	(0.51)	--	--
2000	$10.10	0.56		0.17	0.73	(0.56)	--	--
2001	$10.27	0.52		0.55	1.07	(0.52)	--	--
2002	$10.82	0.42		0.28	0.70	(0.42)	--	--
2003	$11.10	0.37		(0.05)	0.32	(0.38)	(0.02)	--
Fixed Income Fund -- Class C Shares
2002(3)	$10.82	0.37		0.28	0.65	(0.37)	--	--
2003	$11.10	0.32		(0.05)	0.27	(0.33)	(0.02)	--
Balanced Fund -- Class A Shares
1999	$15.32	0.38		1.12	1.50	(0.36)	(0.49)	--
2000	$15.97	0.41		(0.59)	(0.18)	(0.41)	(0.45)	--
2001	$14.93	0.36		(0.73)	(0.37)	(0.38)	(0.11)	--
2002	$14.07	0.24	(5)	(0.93)	(0.69)	(0.24)	(0.26)	--
2003	$12.88	0.20	(5)	0.68	0.88	(0.22)	--	--
Balanced Fund -- Class B Shares
1999	$15.32	0.33		1.12	1.45	(0.32)	(0.49)	--
2000	$15.96	0.37		(0.59)	(0.22)	(0.37)	(0.45)	--
2001	$14.92	0.39		(0.80)	(0.41)	(0.34)	(0.11)	--
2002	$14.06	0.19	(5)	(0.92)	(0.73)	(0.17)	(0.26)	--
2003	$12.90	0.16	(5)	0.67	0.83	(0.19)	--	--
Balanced Fund -- Class C Shares
2002(6)	$13.67	0.13	(5)	(0.82)	(0.69)	(0.08)	--	--
2003	$12.90	0.10	(5)	0.67	0.77	(0.13)	--	--
Strategic Equity Fund -- Class A Shares
2003(7)	$10.00	0.00	(5)(8)	1.27	1.27	--	--	--
Strategic Equity Fund -- Class B Shares
2003(7)	$10.00	(0.02	)(5)	1.27	1.25	--	--	--
Strategic Equity Fund -- Class C Shares
2003(7)	$10.00	(0.06	)(5)	1.31	1.25	--	--	--
Value Fund -- Class A Shares
1999	$17.28	0.18		0.73	0.91	(0.17)	(2.09)	--
2000	$15.93	0.16		(0.17)	(0.01)	(0.16)	(0.54)	--
2001	$15.22	0.21		(1.27)	(1.06)	(0.22)	--	--
2002	$13.94	0.12		(1.71)	(1.59)	(0.13)	--	(0.00)(8)(9)
2003	$12.22	0.08	(5)	0.90	0.98	(0.07)	--	--
Value Fund -- Class B Shares
1999	$17.27	0.09		0.78	0.87	(0.13)	(2.09)	--
2000	$15.92	0.13		(0.17)	(0.04)	(0.13)	(0.54)	--
2001	$15.21	0.24		(1.33)	(1.09)	(0.18)	--	--
2002	$13.94	0.08		(1.72)	(1.64)	(0.06)	--	(0.00)(8)(9)
2003	$12.24	0.05	(5)	0.90	0.95	(0.05)	--	--
Value Fund -- Class C Shares
2002(10)	$13.35	0.02		(1.14)	(1.12)	(0.02)	--	(0.00)(8)(9)
2003	$12.21	0.00	(5)(8)	0.92	0.92	(0.00)(8)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(4) Computed on an annualized basis.

(5) Based on average shares outstanding.

(6) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206	51%
(0.42)	$11.10	6.65%	1.27%		3.88%		0.25%		$31,180	50%
(0.40)	$11.02	2.86%	1.27%		3.36%		0.25%		$26,691	72%

(0.37)	$11.10	6.15%	1.72%	(4)	3.33	%(4)	0.25	%(4)	$327	50%
(0.35)	$11.02	2.40%	1.72%		2.90%		0.25%		$916	72%

(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980	70%
(0.50)	$12.88	(4.99)%	1.30%		1.83%		0.05%		$92,530	82%
(0.22)	$13.54	6.92%	1.35%		1.58%		0.05%		$96,192	98%

(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086	70%
(0.43)	$12.90	(5.32)%	1.60%		1.44%		0.05%		$36,824	82%
(0.19)	$13.54	6.55%	1.65%		1.28%		0.05%		$32,570	98%

(0.08)	$12.90	(5.31)%	2.05%	(4)	1.24	%(4)	0.05	%(4)	$612	82%
(0.13)	$13.54	6.07%	2.10%		0.81%		0.05%		$978	98%

--	$11.27	12.70%	1.38%	(4)	0.03	%(4)	0.05%	(4)	$68,034	126%

--	$11.25	12.50%	1.68%	(4)	(0.27	)%(4)	0.05%	(4)	$6	126%

--	$11.25	12.50%	2.13%	(4)	(0.72	)%(4)	0.05%	(4)	$4	126%

(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%
(0.13)	$12.22	(11.47)%	1.23%		0.89%		0.05%		$196,423	163%
(0.07)	$13.13	8.12%	1.25%		0.68%		0.05%		$209,319	231%

(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%
(0.06)	$12.24	(11.81)%	1.53%		0.57%		0.05%		$26,588	163%
(0.05)	$13.14	7.81%	1.55%		0.38%		0.05%		$23,960	231%

(0.02)	$12.21	(8.80)%	1.98%	(4)	0.21	%(4)	0.05	%(4)	$55	163%
(0.00)(8)	$13.13	7.55%	2.00%		0.04%		0.05%		$368	231%

(7) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(8) Represents less than $0.01.

(9) Represents a return of capital for federal income tax purposes.

(10) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions
Growth Fund -- Class A Shares
1999	$20.08	0.03		5.18	5.21	(0.01)	(1.73)
2000	$23.55	(0.07)		(2.68)	(2.75)	--	(0.42)
2001	$20.38	(0.03)		(4.20)	(4.23)	--	(0.88)
2002	$15.27	(0.01	)(3)	(2.23)	(2.24)	(0.00)(4)	--
2003	$13.03	(0.03	)(3)	2.04	2.01	--	--
Growth Fund -- Class B Shares
1999	$20.08	(0.03)		5.17	5.14	--	(1.73)
2000	$23.49	(0.12)		(2.66)	(2.78)	--	(0.42)
2001	$20.29	(0.13)		(4.12)	(4.25)	--	(0.88)
2002	$15.16	(0.05	)(3)	(2.21)	(2.26)	--	--
2003	$12.90	(0.07	)(3)	2.01	1.94	--	--
Growth Fund -- Class C Shares
2002(6)	$15.46	(0.09	)(3)	(2.42)	(2.51)	--	--
2003	$12.95	(0.15	)(3)	2.04	1.89	--	--
Aggressive Growth Fund -- Class A Shares
2000(7)	$17.62	0.08		(0.69)	(0.61)	--	--
2001	$17.01	0.03		0.64	0.67	(0.10)	(3.92)
2002	$13.66	(0.05	)(3)	(1.60)	(1.65)	(0.02)	--
2003	$11.99	(0.11	)(3)	3.61	3.50	--	--
Aggressive Growth Fund -- Class B Shares
1999(8)	$10.00	--		3.20	3.20	--	(0.62)
2000	$12.58	0.13		4.64	4.77	--	(0.34)
2001	$17.01	0.02		0.63	0.65	(0.10)	(3.92)
2002	$13.64	(0.09	)(3)	(1.60)	(1.69)	--	--
2003	$11.95	(0.14	)(3)	3.58	3.44	--	--
Aggressive Growth Fund -- Class C Shares
2002(6)	$13.71	(0.12	)(3)	(1.67)	(1.79)	--	--
2003	$11.92	(0.21	)(3)	3.58	3.37	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Computed on an annualized basis.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)	$15.27	(21.59)%	1.02%		(0.09)%		0.05%		$306,923	47%
(0.00)(4)	$13.03	(14.65)%	1.28%		(0.06)%		0.05%		$271,852	112%
--	$15.04	15.43%	1.27%		(0.23)%		0.05%		$319,180	44%

(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)	$15.16	(21.79)%	1.27%		(0.34)%		0.05%		$138,655	47%
--	$12.90	(14.91)%	1.58%		(0.36)%		0.05%		$92,854	112%
--	$14.84	15.04%	1.57%		(0.53)%		0.05%		$97,142	44%

--	$12.95	(16.88)%	2.03%	(5)	(0.81	)%(5)	0.05%	(5)	$139	112%
--	$14.84	14.59%	2.02%		(1.06)%		0.05%		$1,072	44%

--	$17.01	(3.46)%	0.98%	(5)	1.07	%(5)	--		$101,056	118%
(4.02)	$13.66	3.91%	1.07%		0.24%		--		$144,726	81%
(0.02)	$11.99	(12.07)%	1.30%		(0.42)%		--		$114,660	126%
--	$15.49	29.19%	1.33%		(0.82)%		--		$175,867	49%

(0.62)	$12.58	33.17%	1.19%	(5)	(0.11	)%(5)	--		$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)	$13.64	3.76%	1.24%		0.05%		--		$47,901	81%
--	$11.95	(12.39)%	1.60%		(0.72)%		--		$53,435	126%
--	$15.39	28.79%	1.63%		(1.11)%		--		$68,758	49%

--	$11.92	(14.06)%	2.05%	(5)	(1.18	)%(5)	--		$259	126%
--	$15.29	28.27%	2.08%		(1.62)%		--		$1,825	49%

(6) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(7) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(8) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Combined Notes to Financial Statements

November 30, 2003

(1) Organization

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 2003, which are presented herein:

Portfolio Name	Investment Objective

Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury obligations.

Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund")

Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury and government agency securities.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")

Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")

Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Strategic Equity Fund ("Strategic Equity Fund")

To provide long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of large and mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Standard & Poor's 500 Index at the time of purchase).

Regions Morgan Keegan Select Value Fund ("Value Fund")

Income and growth of capital. The Fund pursues its objective by investing primarily in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")

Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings.

Regions Morgan Keegan Select Aggressive Growth Fund ("Aggressive Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less.

The Funds with fluctuating net asset values offer three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class B Shares and Class C Shares are identical in all respects to Class A Shares, except the Class B Shares and Class C Shares impose a contingent deferred sales charge (and impose different, or in the case of Class B Shares, no front-end sales charge) and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act. The Treasury Money Market Fund offers Class A Shares and Class B Shares. The Government Money Market Fund offers only Class A Shares. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On May 27, 2003, the Fixed Income Fund received a tax-free transfer of assets from Personal Trust Government Fund and Personal Trust Government/Corporate Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received[1]

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Government Fund and Government/ Corporate Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination
8,089,336	$92,137,531	$7,100,521	$289,107,997	$92,137,531	$381,245,528

1 Unrealized appreciation is included in the Net Assets Received amount shown above.

On December 9, 2002, the Strategic Equity Fund received a tax-free transfer of assets from Personal Trust Common Stock Fund and Personal Trust Capital Investment Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received[1]

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Common Stock Fund and Capital Investment Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination
6,828,946	$68,289,460	$13,752,152	$300	$68,289,460	$68,289,760

1 Unrealized appreciation is included in the Net Assets Received amount shown above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United State of America.

Investment Valuations--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities and exchange traded funds are valued at the last sale price reported on a national securities exchange. The Government Money Market Fund and the Treasury Money Market Fund use the amortized cost method to value each respective Fund's portfolio of securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. Income and gains are allocated to separate classes of shares based upon the relative net assets of each class. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies as revised, effective for fiscal years beginning after December 15, 2000. As required, the Limited Maturity Government Fund began amortizing premiums and discounts on debt securities on December 1, 2001. Prior to this date, the Fund did not amortize market premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Limited Maturity Government Fund, but resulted in adjustments to its financial statements as follows:

As of 12/1/2001

For the Year Ended 11/30/2002

Cost of Investment

Undistributed Net Investment Income

Net Investment Income

Net Unrealized Appreciation (Depreciation)

Net Realized Gain (Loss)
Increase (Decrease)	$110,851	$110,851	$(262,294)	$110,161	$152,133

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Securities Lending--The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of November 30, 2003, the Funds had securities on loan as follows:

Fund Name

	Market Value of Securities Loaned

		Market Value of Collateral
Treasury Money Market Fund	$218,011,484	$219,215,435
Limited Maturity Government Fund	44,949,244	46,002,570
Fixed Income Fund	79,346,619	81,719,625
Balanced Fund	29,608,541	30,350,709
Strategic Equity Fund	14,172,525	14,517,284
Value Fund	5,813,663	6,067,644
Growth Fund	80,827,781	82,740,879
Aggressive Growth Fund	34,433,664	35,144,304

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	888,505,318	$888,505,097	912,463,164	$912,463,385
Shares issued to shareholders in payment of distributions declared	482,534	482,534	989,077	989,077
Shares redeemed	(903,876,839)	(903,876,839)	(823,560,651)	(823,560,651)

Net change resulting from Class A Share transactions	(14,888,987)	$(14,889,208)	89,891,590	$89,891,811

	Treasury Money Market Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	131,714,342	$131,707,247	174,200,390	$174,200,390
Shares issued to shareholders in payment of distributions declared	153,224	153,224	835,235	835,235
Shares redeemed	(185,160,459)	(185,160,459)	(171,098,450)	(171,098,450)

Net change resulting from Class B Share transactions	(53,292,893)	$(53,299,988)	3,937,175	$3,937,175

Net change resulting from Fund Share transactions	(68,181,880)	$(68,189,196)	93,828,765	$93,828,986

	Government Money Market Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(1)
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	110,070,119	$110,070,017	159,802,920	$159,803,022
Shares issued to shareholders in payment of distributions declared	1,687	1,687	--	--
Shares redeemed	(115,850,993)	(115,850,993)	(86,445,896)	(86,445,896)

Net change resulting from Class A Share transactions	(5,779,187)	$(5,779,289)	73,357,024	$73,357,126

	Limited Maturity Government Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	7,062,314	$72,578,746	5,858,484	$60,256,041
Shares issued to shareholders in payment of distributions declared	175,072	1,795,330	203,604	2,092,504
Shares redeemed	(4,518,308)	(46,350,690)	(4,292,552)	(44,120,408)

Net change resulting from Class A Share transactions	2,719,078	$28,023,386	1,769,536	$18,228,137

	Limited Maturity Government Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	444,081	$4,562,739	985,262	$10,118,591
Shares issued to shareholders in payment of distributions declared	19,206	197,059	26,958	277,147
Shares redeemed	(687,863)	(7,048,628)	(953,337)	(9,830,741)

Net change resulting from Class B Share transactions	(224,576)	$(2,288,830)	58,883	$564,997

	Limited Maturity Government Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(2)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	16,460	$168,214	1,608	$16,623
Shares issued to shareholders in payment of distributions declared	92	943	4	37
Shares redeemed	(1,325)	(13,441)	(598)	(6,163)

Net change resulting from Class C Share transactions	15,227	$155,716	1,014	$10,497

Net change resulting from Fund Share transactions	2,509,729	$25,890,272	1,829,433	$18,803,631

	Fixed Income Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,931,499	$32,786,233	6,059,283	$66,293,116
Shares issued in connection with the tax-free transfer of assets from Personal Trust Government Fund	4,537,694	51,684,333	--	--
Shares issued in connection with the tax-free transfer of assets from Personal Trust Government/Corporate Fund	3,551,642	40,453,198	--	--
Shares issued to shareholders in payment of distributions declared	281,644	3,152,093	291,278	3,176,345
Shares redeemed	(5,552,173)	(62,078,647)	(5,668,139)	(61,719,297)

Net change resulting from Class A Share transactions	5,750,306	$65,997,210	682,422	$7,750,164

	Fixed Income Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	777,745	$8,715,617	1,372,974	$14,917,114
Shares issued to shareholders in payment of distributions declared	65,814	736,554	67,001	731,215
Shares redeemed	(1,231,105)	(13,752,818)	(1,793,222)	(19,513,557)

Net change resulting from Class B Share transactions	(387,546)	$(4,300,647)	(353,247)	$(3,865,228)

	Fixed Income Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(1)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	87,686	$976,115	30,191	$330,802
Shares issued to shareholders in payment of distributions declared	1,609	17,994	321	3,582
Shares redeemed	(35,686)	(396,189)	(1,015)	(11,254)

Net change resulting from Class C Share transactions	53,609	$597,920	29,497	$323,130

Net change resulting from Fund Share transactions	5,416,369	$62,294,483	358,672	$4,208,066

	Balanced Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	659,007	$8,456,661	1,690,317	$22,820,781
Shares issued to shareholders in payment of distributions declared	116,299	1,474,241	254,799	3,399,298
Shares redeemed	(852,690)	(10,917,034)	(1,371,028)	(17,822,217)

Net change resulting from Class A Share transactions	(77,384)	$(986,132)	574,088	$8,397,862

	Balanced Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	242,932	$3,132,821	432,206	$5,781,576
Shares issued to shareholders in payment of distributions declared	38,838	492,734	117,367	1,579,659
Shares redeemed	(731,140)	(9,385,165)	(1,828,085)	(24,265,685)

Net change resulting from Class B Share transactions	(449,370)	$(5,759,610)	(1,278,512)	$(16,904,450)

	Balanced Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(3)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	26,859	$353,204	54,321	$710,360
Shares issued to shareholders in payment of distributions declared	531	6,733	95	1,161
Shares redeemed	(2,572)	(33,578)	(7,013)	(90,117)

Net change resulting from Class C Share transactions	24,818	$326,359	47,403	$621,404

Net change resulting from Fund Share transactions	(501,936)	$(6,419,383)	(657,021)	$(7,885,184)

	Strategic Equity Fund
	Period Ended November 30, 2003(6)
Class A Shares	Shares	Dollars
Shares sold	834,338	$8,195,080
Shares issued in connection with the tax-free transfer of assets from Personal Trust Common Stock Fund	5,684,691	56,846,913
Shares issued in connection with the tax-free transfer of assets from Personal Trust Capital Investment Fund	1,144,255	11,442,547
Shares redeemed	(1,628,190)	(16,932,480)

Net change resulting from Class A Share transactions	6,035,094	$59,552,060

	Strategic Equity Fund
	Period Ended November 30, 2003(6)
Class B Shares	Shares	Dollars
Shares sold	1,544	$15,190
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(1,025)	(11,420)

Net change resulting from Class B Share transactions	519	$3,770

	Strategic Equity Fund
	Period Ended November 30, 2003 (6)
Class C Shares	Shares	Dollars
Shares sold	355	$3,682
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(10)	(90)

Net change resulting from Class C Share transactions	345	$3,592

Net change resulting from Fund Share transactions	6,035,958	$59,559,422

	Value Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,185,292	$25,881,178	2,930,025	$38,679,784
Shares issued to shareholders in payment of distributions declared	53,792	637,278	84,952	1,116,687
Shares redeemed	(2,377,834)	(28,654,484)	(2,331,386)	(30,614,685)

Net change resulting from Class A Share transactions	(138,750)	$(2,136,028)	683,591	$9,181,786

	Value Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	330,212	$3,972,965	581,104	$7,898,351
Shares issued to shareholders in payment of distributions declared	6,227	74,242	7,818	104,130
Shares redeemed	(685,562)	(8,184,264)	(652,934)	(8,562,546)

Net change resulting from Class B Share transactions	(349,123)	$(4,137,057)	(64,012)	$(560,065)

	Value Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(4)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	29,139	$338,844	4,536	$60,150
Shares issued to shareholders in payment of distributions declared	2	30	--	--
Shares redeemed	(5,609)	(66,139)	(11)	(131)

Net change resulting from Class C Share transactions	23,532	$272,735	4,525	$60,019

Net change resulting from Fund Share transactions	(464,341)	$(6,000,350)	624,104	$8,681,740

	Growth Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,328,849	$44,673,397	4,416,892	$60,249,306
Shares issued to shareholders in payment of distributions declared	--	--	2,846	32,298
Shares redeemed	(2,965,268)	(39,737,634)	(3,659,828)	(50,008,764)

Net change resulting from Class A Share transactions	363,581	$4,935,763	759,910	$10,272,840

	Growth Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	827,763	$11,149,055	1,109,819	$15,817,082
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(1,480,327)	(19,231,432)	(3,057,234)	(42,423,793)

Net change resulting from Class B Share transactions	(652,564)	$(8,082,377)	(1,947,415)	$(26,606,711)

	Growth Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(5)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	67,452	$910,623	10,756	$144,069
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(5,960)	(80,275)	(10)	(124)

Net change resulting from Class C Share transactions	61,492	$830,348	10,746	$143,945

Net change resulting from Fund Share transactions	(227,491)	$(2,316,266)	(1,176,759)	$(16,189,926)

	Aggressive Growth Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,505,592	$46,537,635	2,675,263	$32,944,559
Shares issued to shareholders in payment of distributions declared	--	--	11,716	160,984
Shares redeemed	(1,719,998)	(21,408,136)	(3,716,800)	(46,616,892)

Net change resulting from Class A Share transactions	1,785,594	$25,129,499	(1,029,821)	$(13,511,349)

	Aggressive Growth Fund
	Year Ended November 30, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	897,812	$11,775,024	2,104,341	$27,728,364
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(903,940)	(11,170,183)	(1,143,934)	(13,983,178)

Net change resulting from Class B Share transactions	(6,128)	$604,841	960,407	$13,745,186

	Aggressive Growth Fund
	Year Ended November 30, 2003		Period Ended November 30, 2002(5)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	108,046	$1,543,338	25,758	$307,193
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(10,378)	(132,922)	(3,998)	(46,091)

Net change resulting from Class C Share transactions	97,668	$1,410,416	21,760	$261,102

Net change resulting from Fund Share transactions	1,877,134	$27,144,756	(47,654)	$494,939

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(2) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(3) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

(4) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(5) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(6) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(4) Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due in part to differing treatments for net operating losses and discount accretion/premium amortization on debt securities. For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Government Money Market Fund	$--	$31	$(31)
Limited Maturity Government Fund	--	584,033	(584,033)
Balanced Fund	(3)	3	--
Growth Fund	(1,118,681)	1,118,681	--
Aggressive Growth Fund	(1,692,319)	1,692,319	--

Net investment income (losses), net realized gains (losses) as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended November 30, 2003 and 2002 was as follows:

	2003

				2002
Fund

	Ordinary Income

		Long-term Capital Gains

			Tax Return of Capital

				Ordinary Income

					Long-term Capital Gains

						Tax Return of Capital
Treasury Money Market Fund

	$ 3,839,427	--	--	$ 8,616,631	--	--
Government Money Market Fund	628,674	--	--	1,019,798	--	--
Limited Maturity Government Fund

	5,239,624	212,475	--	5,722,712	92,004	--
Fixed Income Fund

	11,796,949	542,301	--	11,476,194	--	--
Balanced Fund

	2,054,922	--	--	2,376,694	2,761,389	--
Strategic Equity Fund

	--	--	--	--	--	--
Value Fund

	1,299,937	--	--	2,110,228	--	58,006
Growth Fund

	--	--	--	56,190	--	--
Aggressive Growth Fund

	--	--	--	254,929	--	--

As November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund

	Undistributed Ordinary Income

		Undistributed Long-term Capital Gains

			Net Unrealized Appreciation (Depreciation)

				Capital Loss Carryforward
Treasury Money Market Fund	$180,871	$ --	$ --	$ --
Government Money Market Fund	40,298	--	--	31
Limited Maturity Government Fund	422,823	--	1,095,323	433,974
Fixed Income Fund	775,882	6,433,636	12,024,563	--
Balanced Fund	226,294	--	15,257,408	7,764,628
Strategic Equity Fund	710,976	4,034,709	17,490,648	--
Value Fund	115,882	--	14,847,993	40,799,131
Growth Fund	--	--	92,686,206	101,888,101
Aggressive Growth Fund	--	--	58,591,897	13,453,201

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and differing treatments for discount accretion/premium amortization on debt securities.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2003, the Funds' cost of investments for federal tax purposes and unrealized appreciation/depreciation of investments for federal tax purposes was as follows:

Fund

Cost of Investments

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation/ Depreciation
Treasury Money Market Fund

$1,054,114,441

$ --

$ --

$ --
Government Money Market Fund

59,188,780

--

--

--
Limited Maturity Government Fund

225,630,259

2,500,398

1,405,075

1,095,323
Fixed Income Fund

411,872,420

13,698,168

1,673,605

12,024,563
Balanced Fund

146,497,754

17,494,904

2,237,496

15,257,408
Strategic Equity Fund

65,064,521

17,903,383

412,735

17,490,648
Value Fund

225,132,848

16,350,816

1,502,823

14,847,993
Growth Fund

405,133,450

101,948,447

9,262,241

92,686,206
Aggressive Growth Fund

223,412,653

60,099,319

1,507,422

58,591,897

At November 30, 2003, the following Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund

	Expiring in 2008

		Expiring in 2009

			Expiring in 2010

				Expiring in 2011

					Total
Government Money Market Fund	$ --	$ --	$ 31	$ --	$ 31
Limited Maturity Government Fund	--	--	--	433,974	433,974
Balanced Fund	--	--	6,194,465	1,570,163	7,764,628
Value Fund	3,180,207	4,281,210	33,337,714	--	40,799,131
Growth Fund	--	67,921,401	31,565,035	2,401,665	101,888,101
Aggressive Growth Fund	--	1,663,999	11,789,202	--	13,453,201

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Morgan Asset Management Inc., an indirect, wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name

Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%
Government Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Strategic Equity Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%

Administrative and Sub-Administrative Fee--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period. Regions Bank serves as sub-administrator to the Trust. The fee paid to Regions Bank is based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period. The total sub-administrative fee paid to Regions Bank for the year ended November 30, 2003 was $605,437. FAS and Regions Bank may voluntarily waive any portion of their respective fee. FAS and Regions Bank can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B and C Shares to finance activities intended to result in the sale of the Funds' Class B and C Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares	% of avg. daily net assets of each Fund's Class C Shares
Treasury Money Market Fund	0.40%	N/A
Limited Maturity Government Fund	0.25%	0.75%
Fixed Income Fund	0.30%	0.75%
Balanced Fund	0.30%	0.75%
Strategic Equity Fund	0.30%	0.75%
Value Fund	0.30%	0.75%
Growth Fund	0.30%	0.75%
Aggressive Growth Fund	0.30%	0.75%

The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges--For the year ended November 30, 2003, FSC did not retain any sales charges from the sales of the Funds' Class A Shares and Class C Shares. FSC also did not retain any contingent deferred sales charges relating to redemptions of the Funds' Class B Shares and Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of each Fund's Class A Shares, Class B Shares and Class C Shares average daily net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer Agent and Dividend Disbursing Agent Fees--Morgan Keegan & Co. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Morgan Keegan is based on the size, type and number of accounts and transactions made by shareholders. Morgan Keegan & Co. may voluntarily choose to waive any portion of its fee. Morgan Keegan & Co. can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Regions Bank may voluntarily choose to waive any portion of its fee. Regions Bank can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Fund

	Purchases

		Sales
Limited Maturity Government Fund	$ 6,100,694	$ 7,999,991
Fixed Income Fund	59,840,930	46,346,665
Balanced Fund	79,409,016	88,274,702
Strategic Equity Fund	82,112,798	91,092,865
Value Fund	470,245,628	473,141,709
Growth Fund	152,100,922	153,402,330
Aggressive Growth Fund	84,435,964	88,551,354

(7) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

(8) Federal Tax Information (Unaudited)

For the year ended November 30, 2003, the amount of long-term capital gain designated by the Limited Maturity Government Fund and Fixed Income Fund was $213,133 and $542,301, respectively. The remaining Funds did not designate any long-term capital gain dividends for the year ended November 30, 2003.

For the fiscal year ended November 30, 2003, 61.47% and 100.00% of the distributions from net investment income paid by the Balanced Fund and Value Fund, respectively, are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditor's Report

To the Board of Trustees and Shareholders of
Regions Morgan Keegan Select Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Government Money Market Fund, Regions Morgan Keegan Select Limited Maturity Government Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Strategic Equity Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Growth Fund and Regions Morgan Keegan Select Aggressive Growth Fund, (hereafter referred to as the "Funds") at November 30, 2003, and the results of each of their operations for the year then ended and the changes in each of their net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods presented on and prior to November 30, 2001 were audited by other independent auditors whose report dated January 9, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 16, 2004

Board of Trustees And Trust Officers

The following tables give information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The address of each person listed is c/o Regions Morgan Keegan Select Funds, Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103. The Regions Morgan Keegan Select Funds Complex consists of 14 portfolios, comprising the Trust, Morgan Keegan Select Fund, Inc. (four portfolios) and RMK High Income Fund, Inc. (one portfolio). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Regions Morgan Keegan Select Funds Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-877-757-7424 or 1-800-341-7400.

Interested Trustees Background

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Allen B. Morgan, Jr.* Birth Date: July 18, 1942 CHAIRMAN AND TRUSTEE Began serving: August 2003

Principal Occupations: Mr. Morgan has been Chairman and Chief Executive Officer of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director. He also has served as Chairman and Director of Morgan Asset Management, Inc. and Vice Chairman and Director of Regions Financial Corporation since 1993 and 2001, respectively.

Other Directorships Held: President and Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

J. Kenneth Alderman* Birth Date: July 10, 1952 TRUSTEE Began serving: August 2003

Principal Occupations: Mr. Alderman has been President of Regions Morgan Keegan Trust and Vice Chairman, Director and the Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has been Executive Vice President of Regions Financial Corporation since 2000. He served Regions as Senior Vice President and Capital Management Group Director, investment adviser to the Trust, from 1995 to 2000.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

* Messrs. Morgan and Alderman are each an "interested person" of the Trust, as that term is defined in the Act, by virtue of their positions with the Adviser. Mr. Morgan is also an interested person of the Trust by virtue of his position with Morgan Keegan & Co.

Independent Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

William Jefferies Mann Birth Date: April 14, 1933 TRUSTEE Began serving: August 2003

Principal Occupation: Mr. Mann has been Chairman and President of Mann Investments, Inc. (hotel investments/consulting) since 1985. He also has served as a Director for Heavy Machines, Inc. (equipment contractor) since 1984.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

James Stillman R. McFadden Birth Date: September 26, 1957 TRUSTEE Began serving: August 2003

Principal Occupations: Mr. McFadden has been President and Director of McFadden Communications, LLC (commercial printing) since 2002 and President and Director of 1703, Inc. (restaurant management) since 1998. He has also served as the Director for several private companies since 1997.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

W. Randall Pittman Birth Date: November 11, 1953 TRUSTEE Began serving: August 2003

Principal Occupation: Mr. Pittman has been Chief Financial Officer of Emageon, Inc. (healthcare information systems) since 2002. From 1999 to 2002 he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999 he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998 he served as Senior Vice President - Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995 he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller. He is a Certified Public Accountant, and was with the accounting firm of Ernst & Young from 1976 to 1983.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

Mary S. Stone Birth Date: August 19, 1950 TRUSTEE Began serving: August 2003

Principal Occupation: Ms. Stone has held the Hugh Culverhouse Endowed Chair of Accountancy at the University of Alabama, Culverhouse School of Accountancy since 1981. She is also a member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation Committee.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

Archie W. Willis III Birth Date: November 13, 1957 TRUSTEE Began serving: August 2003

Principal Occupation: Mr. Willis has been President of Community Capital (financial advisory and real estate development consulting) since 1999 and Vice President of Community Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

James D. Witherington, Jr. Birth Date: March 2, 1949 TRUSTEE Began serving: August 2003

Principal Occupations: Mr. Witherington has been President of SSM Corp. (management of venture capital funds) since 1995. He also has served as a Director for several private companies since 1995.

Other Directorships Held: Director, Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.

Officers

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions

Carter E. Anthony Birth Date: October 23, 1944 PRESIDENT AND CHIEF EXECUTIVE OFFICER Began serving: August 2003

Principal Occupations: President and Chief Financial Officer for Morgan Asset Management, Inc. since 2002.

Previous Positions: Executive Vice President and Director of the Capital Management Group of Regions Financial Corporation from 2000 to 2002. Vice President and Chief Investment Officer-Trust Investments at National Bank of Commerce in Birmingham, AL from 1989 to 2000.

Thomas R. Gamble Birth Date: November 22, 1942 VICE PRESIDENT Began serving: August 2003

Principal Occupations: Director, Regions Morgan Keegan Select Funds.

Previous Positions: Corporate IRA Manager, Regions Financial Corporation and Senior Vice President & Manager of Employee Benefits, Birmingham Trust Department of Regions Bank.

Joseph C. Weller Birth Date: February 6, 1939 TREASURER Began serving: August 2003

Principal Occupations: Executive Vice President and Chief Financial Officer, Secretary and Treasurer and Executive Managing Director of Morgan Keegan & Company, Inc., since 1969; Director of Morgan Asset Management, Inc., since 1993.

Charles D. Maxwell Birth Date: May 14, 1954 SECRETARY AND ASSISTANT TREASURER Began serving: August 2003

Principal Occupations: Managing Director and Assistant Treasurer of Morgan Keegan & Company, Inc. and Secretary/Treasurer of Morgan Asset Management, Inc.

Previous Positions: Senior Manager with Ernst & Young LLP.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-366-7426 or by visiting the SEC's website at www.sec.gov.

Regions Morgan Keegan Select
Aggressive Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select
Aggressive Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select
Aggressive Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select
Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select
Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select
Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Select
Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select
Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select
Fixed Income Fund Class C Shares	RMKFX	75913Q779
Regions Morgan Keegan Select
Government Money Market Fund Class A Shares	RMKXX	75913Q829
Regions Morgan Keegan Select
Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select
Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select
Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select
Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select
Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select
Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select
Strategic Equity Fund Class A Shares	RSEAX	75913Q613
Regions Morgan Keegan Select
Strategic Equity Fund Class B Shares	RSEBX	75913Q597
Regions Morgan Keegan Select
Strategic Equity Fund Class C Shares	RSECX	75913Q589
Regions Morgan Keegan Select
Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select
Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select
Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select
Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select
Value Fund Class C Shares	RMKVX	75913Q787

Federated Securities Corp., Distributor

[Logo of Regions Morgan Keegan Select Funds]

007575 (1/04)

TRU 166

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following Board members:  William Jefferies Mann, James Stillman R. McFadden, W.
Randall Pittman,  Mary S. Stone, Archie W. Willis III and James D. Witherington,
Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Regions Morgan Keegan Select Funds

By          /S/ Joseph C. Weller, Principal Financial Officer
                            (insert name and title)
Date        January 29, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Carter E. Anthony, Principal Executive Officer
Date        January 29, 2004

By          /S/ Joseph C. Weller, Principal Financial Officer
Date        January 29, 2004